UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-23161

NuShares ETF Trust

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Christopher M. Rohrbacher—Vice President and Secretary

333 West Wacker Drive, Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: October 31

Date of reporting period: January 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Nushares ESG Emerging Markets Equity ETF (NUEM)
Portfolio of Investments	January 31, 2018 (Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.6%
	COMMON STOCKS – 99.6%
	Consumer Discretionary – 10.0%
959,396	Alibaba Pictures Group Ltd, (2)	$133,702
275	Arcelik A.S	1,397
4,952	Astro Malaysia Holdings Bhd	3,303
30	Bajaj Auto Limited	1,571
506	Bharat Forge Ltd	5,732
4	Bosch Ltd	1,218
185,902	Brilliance China Automotive Holdings Limited	475,365
18,599	BYD Co Ltd	175,136
61	CCC SA	5,268
623	Cyfrowy Polsat SA	4,498
298	Eclat Textile Company Limited	2,991
1,085	Feng Tay Enterprise Co Ltd	5,137
360	FF Group, (2)	8,646
5,102	Formosa Taffeta Co Ltd	5,680
176,711	Geely Automobile Holdings Limited	565,958
158,037	Guangzhou Automobile Group Company Limited	358,043
94,532	Haier Electronics Group Co., Ltd	323,911
100	Hankook Tire Company Limited	5,010
425	Hotai Motor Co Ltd	5,534
67	Hotel Shilla Company Limited	5,835
326	Imperial Holdings Limited	7,797
54	LG Electronics Inc.	5,183
2	LPP SA	5,840
547	Mahindra & Mahindra Ltd	6,587
4,814	Minor International PCL, (2)	6,763
331	Mr Price Group Ltd	7,973
4,498	Naspers Limited	1,281,347
504	Nien Made Enterprise Co Ltd	5,188
1,779	Robinson PCL, (2)	4,075
46,174	SACI Falabella	486,200
43,337	Shenzhou International Group Holdings Ltd	447,419
30,997	Surya Citra Media Pt Tbk	6,228
216	Titan Co Ltd	2,947
880	Truworths International Limited	7,263
3,880	UMW Holdings BHD, (2)	6,789
NUVEEN      1

Nushares ESG Emerging Markets Equity ETF (NUEM) (continued)
Portfolio of Investments	January 31, 2018 (Unaudited)
Shares	Description (1)	Value
	Consumer Discretionary (continued)
1,266	Woolworths Holdings Limited	$ 6,842
	Total Consumer Discretionary	4,388,376
	Consumer Staples – 6.4%
829	Anadolu Efes Biracilik Ve Malt Sanayii AS	6,152
725	Arca Continental SAB de CV	5,284
240	BIM Birlesik Magazalar AS	4,808
4,558	Cia Brasileira de Distribuicao, (2)	108,375
23,929	Coca-Cola Femsa SAB de CV	183,476
514	Coca-Cola Icecek AS	4,930
152,854	CP ALL PCL	389,211
935	Dabur India Ltd	5,241
1,044	Embotelladora Andina SA	5,106
63,004	Fomento Economico Mexicano S.A	616,104
353	Godrej Consumer Products Ltd	5,827
261	Gruma S.A.B de C.V	3,126
124,097	Grupo Bimbo SAB de CV	303,080
2,862	Grupo Lala S.A.B. de C.V	4,592
24,425	Hindustan Unilever Ltd	524,300
3,584	Indfood CBP Sukses Makmur Tbk PT	2,336
2,370	Kimberly-Clark de Mexico SAB de CV, Class A Shares	4,448
8	LG Household & Health Care	5,072
359	M Dias Branco SA, (2)	6,492
262	Natura Cosmeticos SA	2,889
46	Nestle India Ltd	5,395
5	Ottogi Corporation	3,605
598	Pioneer Foods Group Ltd	6,577
14,417	PPB Group Berhad Bhd	64,581
608	President Chain Store Corp	6,018
332	ShopRite Holdings Limited	6,899
2,180	Standard Foods Corporation	5,595
181,162	Sun Art Retail Group Ltd	245,983
372	The Spar Group Limited	6,423
204	Tiger Brands Limited	7,920
1,031	Ulker Biskuvi Sanayi AS	6,530
23,361	Unilever Indonesia Tbk PT	94,920
64,376	Uni-President Enterprises Corporation	154,615
	Total Consumer Staples	2,805,910
	Energy – 5.1%
12,197	Cosan SA Industria e Comercio	168,072
85,013	Energy Absolute PCL, (2)	183,896
763,739	IRPC PCL, (2)	179,230
2      NUVEEN

Shares	Description (1)	Value
	Energy (continued)
20,622	Qatar Gas Transport Co Ltd	$106,140
3,388	S-Oil Corporation	390,246
84,313	Thai Oil PCL, (2)	275,929
9,430	Tupras Turkiye Petrol Rafinerileri IS	290,084
25,207	Ultrapar Participacoes S.A	649,009
	Total Energy	2,242,606
	Financials – 23.8%
2,198	Abu Dhabi Commercial Bank	4,338
6,175	Alliance Bank Malaysia Bhd	6,860
5,506	AMMB Holdings Bhd	6,809
27,827	Axis Bank Limited	259,703
140	Bajaj Finance Limited	3,691
11,911	Banco Bradesco SA, (2)	147,921
55,818	Banco Bradesco SA, (2)	718,225
14	Banco De Credito E Inversion	1,078
39,609	Banco do Brasil S.A, (2)	496,277
9,106	Banco Santander Brasil SA	103,052
11,009	Banco Santander Chile	933
3,024	Banco Santander Mexico	4,777
481	Bancolombia SA	5,527
29,179	Bancolombia SA	334,693
1,068	Bank Central Asia TBK PT	1,813
8,340	Bank Danamon Indonesia TBK PT	4,454
15,767	Bank Millennium SA, (2)	45,377
53	Bank Zachodni WBK SA	6,680
948	BM&FBovespa SA	7,807
292,069	Cathay Financial Holding Company Limited	547,150
373	Chailease Holding Co Ltd	1,255
672,785	China CITIC Bank Corp Ltd	553,956
151,097	China Merchants Bank Company, Limited	740,856
267,571	CIMB Group Holdings BHD	497,695
1,381	Commercial International Bank Egypt SAE	6,101
864	Coronation Fund Managers Limited	5,731
227	DGB Financial Group Inc.	2,636
2,438	Dubai Islamic Bank PJSC	4,049
131,121	Firstrand Limited	734,355
243,881	Fubon Financial Holding Co Ltd	453,530
2,350	Gentera SAB de CV	2,136
920	Grupo Financiero Banorte SAB de CV	5,902
36,081	ICICI Bank Limited	200,334
5,690	IDFC Bank Ltd	5,077
441	Industrial Bank of Korea	6,876
NUVEEN      3

Nushares ESG Emerging Markets Equity ETF (NUEM) (continued)
Portfolio of Investments	January 31, 2018 (Unaudited)
Shares	Description (1)	Value
	Financials (continued)
1,003	Investec PLC	$7,848
44,968	Itau Unibanco Holding SA	742,048
200	Itausa-Investimentos Itau S.A	837
661	Kasikornbank PCL	4,875
12,588	KB Financial Group Inc.	793,344
14	Komercni Banka AS	645
10,120	Krung Thai Bank Public Company Limited	6,462
3,682	Malayan Banking BHD	9,541
1,127	mBank SA, (2)	172,490
2,639	MCB Bank Ltd, (2)	5,405
1,849	National Bank of Abu Dhabi PJSC	5,638
3,647	OTP Bank PLC	169,881
6,007	PT Bank Mandiri	3,657
759,683	PT Bank Rakyat Indonesia	209,943
40,147	Public Bank Bhd	226,395
52,707	RHB Bank BHD	73,562
519	RMB Holdings Limited	3,444
51,459	Rural Electrification Corp Ltd	126,011
137	Samsung Card Co	4,997
1,354	Samsung Fire & Marine Insurance Co Ltd	366,443
78,073	Sanlam Limited	579,938
8,810	Shinhan Financial Group Company Limited	439,737
26,766	Standard Bank Group Limited	452,331
2,751	Turkiye Garanti Bankasi A.S	9,013
20,749	Yes Bank Ltd	115,777
	Total Financials	10,457,916
	Health Care – 3.6%
47,764	3SBio, Inc., (2)	97,342
1,881	Bangkok Dusit Medical Services PCL, (2)	1,297
367	Bumrungrad Hospital PCL, (2)	2,297
94,450	China Medical Systems Holdings, Limited	202,631
116	Dr Reddys Laboratories Limited	4,056
502	Glenmark Pharmaceuticals Ltd	4,779
8	Hanmi Pharm Co Ltd, (2)	4,473
1,099	Hartalega Holdings Bhd	3,327
1,324	IHH Healthcare Bhd	2,041
1,868	Life Healthcare Group Holdings Ltd	4,292
1,386	Netcare Limited	3,041
568	Odontoprev SA	2,983
15,543	PT Kalbe Farma Tbl	1,933
263	Richter Gedoen NYRT	6,791
136,972	Shandong Weigao Group Medical Polymer Company Limited	101,396
4      NUVEEN

Shares	Description (1)	Value
	Health Care (continued)
36,398	Shangai Fosun Pharmaceutical Group Company Limited	$211,507
51,400	Shanghai Pharmaceuticals Holding Company, Limited	134,719
220,873	Sino Biopharmaceutical Limited	407,212
89,696	Sinopharm Group Co Ltd	396,218
20	Yuhan Corporation	4,364
	Total Health Care	1,596,699
	Industrials – 6.8%
3,670	Aboitiz Equity Ventures Equity, Inc.	5,494
3,785	Airports of Thailand PCL, (2)	8,429
138	Aselsan Elektronik Sanayi Ve Ticaret AS	1,223
78,689	Ashok Leyland Ltd	156,008
400	Bidvest Group Limited	8,422
18,880	BTS Group Holdings PCL, (2)	4,853
15,879	CCR SA	78,569
122,328	China Conch Venture Holdings Ltd	342,517
312,768	China South Locomotive and Rolling Stock Corporation Limited	309,911
62	CJ Corp	10,683
300	Doosan Heavy Industries & Construction Co Ltd	4,776
10,776	DP World Ltd, (2)	285,672
9,061	Eva Airways	4,803
8,033	Evergreen Marine Corp Taiwan Ltd, (2)	4,754
127,920	Far Eastern New Century Corp.	114,334
513	Grupo Aeroportuario del Pacifico S.A.B. de CV	5,386
126	Grupo Aeroportuario del Sureste SA de CV	2,455
186	GS Engineering & Construction Corp, (2)	5,791
2,479	HAP Seng Consolidated BHD	6,182
437	Hiwin Technologies Corporation	5,660
3,088	Hyundai Engineering & Construction Co Ltd	124,058
175	Hyundai Robotics Co Ltd, (2)	74,893
215,702	JG Summit Holdings, Inc.	321,661
84	KEPCO Plant Service & Engineering Co Ltd	3,296
322	Latam Airlines Group S.A	5,587
2,794	LG Corp	233,128
854	Localize Rent A Car SA	6,952
77	Lotte Confectionery Co Ltd	5,033
4,491	Samsung C&T Corporation	597,202
296	Siemens AG, Sponsored ADR	6,031
3,456	SM Investments Corporation	69,053
6,283	Taiwan High Speed Rail Corp	5,141
1,068	TAV Havalimanlari Holding AS	6,303
6,045	Teco Electric and Machinery Co	5,828
1,862	Turk Hava Yollari AO, (2)	8,180
NUVEEN      5

Nushares ESG Emerging Markets Equity ETF (NUEM) (continued)
Portfolio of Investments	January 31, 2018 (Unaudited)
Shares	Description (1)	Value
	Industrials (continued)
2,798	Turk Sise ve Cam Fabrikalari SA	$3,729
894	WEG SA	6,690
109,158	Zhejiang Expressway Company Limited	129,235
	Total Industrials	2,977,922
	Information Technology – 26.2%
27,947	AAC Technologies Holdings Inc.	467,365
7,952	Acer Inc.	7,544
560	Asustek Computer, Inc.	5,399
1,694	Chicony Electronics Co Ltd	4,464
743	Cielo SA	6,306
91,635	Delta Electronics Inc.	462,176
64,781	Foxconn Technology Co Ltd	185,371
988,588	GCL-Poly Energy Holdings Limited, (2)	170,633
404	HCL Technologies Inc.	6,251
4,550	Hynix Semiconductor Inc.	313,176
36,318	Infosys Ltd	656,141
553,731	Innolux Corporation	261,234
6,274	Inventec Corp	5,123
1,129	KCE Electronics Public Company Limited, (2)	2,686
542,313	Legend Holdings Limited	312,708
17,385	LG Display Company Limited	524,228
28	LG Innotek Company Limited	3,291
3,787	Lite-On Technology Corp	5,561
383	MediaTek	3,929
1,952	Micro-Star International Co Ltd	6,450
10	NCsoft Corporation	4,139
898	NHN Corporation	765,257
52,526	Pegatron Corp	142,374
3,207	Samsung Electronics	319,844
2,977	Samsung SDI Co, Ltd	549,205
156	Samsung SDS Co. Ltd	37,472
2,725	Siliconware Precision Industries Co Ltd	4,712
3,647	Synnex Technology International Corp	5,162
231,023	Taiwan Semiconductor Manufacturing Company Limited	2,021,268
14,557	Tata Consultancy Services	712,049
675	Tech Mahindra Limited	6,484
52,116	Tencent Holdings Limited	3,089,066
70,872	TravelSky Technology Ltd	222,453
2,174	Vanguard International Semiconductor Corporation, (2)	4,908
43,906	Wipro Limited	210,578
	Total Information Technology	11,505,007
6      NUVEEN

Shares	Description (1)	Value
	Materials – 7.9%
127	Anglo American Platinum Ltd, (2)	$3,797
6,180	Asia Cement Corp	6,372
355	Asian Paints Limited	6,312
712,778	China Steel Corp	608,951
85,452	Empresas CMPC SA	337,057
29,827	Eregli Demir ve Celik Fabrikalari TAS	79,111
207	Fibria Celulose S.A	3,587
208	Hanwha Chemical Corp	6,856
40	Hyosung Corporation	5,057
8,353	Industrias Penoles, S.A.B. de C.V.	193,889
10,536	KGHM Polska Miedz Spolka Akcyjna	347,964
914	Klabin SA	5,140
120,467	Lee & Man Paper Manufacturing	142,008
1,572	LG Chem Limited	635,955
241	LG Chem Limited	55,858
1,164	Lotte Chemical Corp	457,817
121	Mondi Ltd	3,224
19,506	Nan Ya Plastics Corp	53,608
123,028	Nine Dragons Paper Holdings Limited	191,586
43	OCI Company Limited	6,805
8,792	PhosAgro PJSC, GDR	139,353
782	Sappi Limited, Sponsored ADR	5,621
267,095	Sinopec Shanghai Petrochemical Co., Ltd	163,574
258	UPL Limited	3,048
	Total Materials	3,462,550
	Real Estate – 2.8%
6,400	Aldar Properties PJSC	3,990
7,250	Ayala Land Inc.	6,254
236	Barwa Real Estate Company	2,463
735	BR Malls Participacoes	2,982
1,891	Central Pattana PCL, (2)	5,011
88,992	China Vanke Co Ltd	435,775
4,569	DAMAC Properties Dubai Co PJSC	4,167
10,029	Emlak Konut Gayrimenkul Yatirim Ortakligi AS, (2)	7,085
2,695	Ezdan Holding Group QSC	8,571
3,659	Fibra Uno Administracion SA	5,772
1,512	Fortress REIT Ltd	2,246
762	Fortress REIT Ltd	1,930
1,193	Growthpoint Properties Ltd	2,789
294	Hyprop Investments Ltd	2,872
12,639	IOI Properties Group Bhd	6,453
110,749	Longfor Properties Company Limited	361,779
NUVEEN      7

Nushares ESG Emerging Markets Equity ETF (NUEM) (continued)
Portfolio of Investments	January 31, 2018 (Unaudited)
Shares	Description (1)	Value
	Real Estate (continued)
112	Multiplan Empreendimentos Imobiliarios SA	$2,565
451	NEPI Rockcastle plc	6,112
72,061	PT Pakuwon Jati Tbk	3,821
6,766	Redefine Properties Ltd	6,166
198	Resilient REIT Ltd	1,941
9,607	Robinson's Land Company	3,914
5,245	Ruentex Development Co Ltd, (2)	6,020
3,500	Shanghai Lujiazui Finance & Trade Zone Development Co Ltd	5,317
229,493	Sino-Ocean Group Holding Ltd	189,839
56,539	SM Prime Holdings Inc.	40,668
154,334	SOHO China Ltd, (2)	91,755
	Total Real Estate	1,218,257
	Telecommunication Services – 4.7%
9,572	Asia Pacific Telecom Co Ltd, (2)	3,301
203,418	Axiata Group Berhad	296,953
75,012	Bharti AirTel Limited	518,390
467	Bharti Infratel Limited	2,584
24,492	Chunghwa Telecom Co., Ltd	91,176
13,580	Emirates Telecommunications Group Co PJSC	65,809
2,310	Far EasTone Telecommunications Co Ltd	6,024
71	Globe Telecom, Inc.	2,630
8,563	Hellenic Telecommunications Organization	134,942
109,742	Idea Cellular Ltd, (2)	159,600
1,213	Maxis Bhd	1,892
5,478	MTN Group Limited	60,622
2,726	O2 Czech Republic AS	38,156
3,150	Ooredoo QSC	82,622
2,695	Orange Polska SA, (2)	4,958
98,863	Orascom Telecom Holding SAE, (2)	38,179
1,693,754	PT Telekomunikasi Indonesia Persero Tbk	504,767
16	SK Telecom Company Limited	3,978
1,611	Taiwan Mobile Co Ltd	6,163
438	Telefonica Brasil SA	7,448
1,466	Telkom SA Limited	6,365
19,686	True Corp PCL, (2)	4,054
1,449	Turkcell Iletism Hizmetleri SA	6,029
300	Vodacom Group Limited	4,131
21,530	XL Axiata Tbk Pt, (2)	4,808
	Total Telecommunication Services	2,055,581
	Utilities – 2.3%
2,914	Aboitiz Power Corp	2,329
8      NUVEEN

Shares	Description (1)	Value
	Utilities (continued)
3,147	Aguas Andinas SA. Class A	$2,125
361,790	Beijing Enterprises Water Group	260,422
241,911	China Longyuan Power Group Corporation	176,915
66,841	China Resources Gas Group Limited	220,056
50,382	Companhia Energetica de Minas Gerais	119,315
373	EDP Energias do Brasil S.A	1,615
89	Engie Brasil Energia SA	1,010
80	Equatorial Energia SA	1,768
364,662	Huaneng Renewables Corp Ltd	126,349
1,016	Infraestructura Energitca Nova SAB de CV	5,304
976	Interconexion Electrica SA ESP	4,932
1,228	Qatar Electricity and Water Company	65,447
437	Transmissora Alianca de Energia Eletrica SA	2,781
21,423	YTL Corp BHD	8,409
21,173	YTL Power International Berhad	6,790
	Total Utilities	1,005,567
	Total Common Stocks (cost $37,953,136)	43,716,391

Shares	Description (1)	Value
	COMMON STOCK RIGHTS – 0.0%
2,581	Robinsons Land Company	$ 136
	Total Common Stock Rights (cost $-)	136
	Total Long-Term Investments (cost $37,953,136)	43,716,527
	Other Assets Less Liabilities – 0.4%	171,403
	Net Assets – 100%	$ 43,887,930
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –   Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –   Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3  –   Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
NUVEEN      9

Nushares ESG Emerging Markets Equity ETF (NUEM) (continued)
Portfolio of Investments	January 31, 2018 (Unaudited)
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$43,716,391	$ —	$ —	$43,716,391
Common Stock Rights	—	136	—	136
Total	$43,716,391	$ 136	$ —	$43,716,527
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
The table below presents the cost and unrealized appreciation (depreciation) of the Fund's investment portfolio, as determined on a federal income tax basis, as of January 31, 2018.
Tax cost of investments	$37,978,430
Gross unrealized:
Appreciation	$ 5,974,945
Depreciation	(236,848)
Net unrealized appreciation (depreciation) of investments	$ 5,738,097
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
10      NUVEEN

Nushares ESG International Developed Markets Equity ETF (NUDM)
Portfolio of Investments	January 31, 2018 (Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.8%
	COMMON STOCKS – 99.8%
	Consumer Discretionary – 11.3%
356	Adidas-Salomon AG	$83,065
993	Aisin Seiki Company Limited	57,949
8,537	Barratt Developments PLC	71,043
4,635	Bayerische Motoren Werke AG	531,039
1,472	Bayerische Motoren Werke AG	144,316
631	Benesse Holdings Inc.	23,701
376	Cie Financierre Richemont	36,128
6,788	Compass Group PLC	143,104
6,039	Denso Corporation	377,482
720	Eutelsat Communications	15,894
257	Fast Retailing Company Limited	114,638
2,841	Hennes & Mauritz AB	50,400
19,551	Honda Motor Company Limited	685,284
4,185	Industria de Diseno Textil SA	150,513
2,895	ITV PLC	6,875
377	Kering	191,522
22,067	Kingfisher plc	108,890
159,048	Li and Fung Limited	81,136
11,020	Marks and Spencer Group PLC	47,217
26,158	Matsushita Electric Industrial Co., Ltd	387,979
108	Next PLC	7,820
103	Nokian Renkaat OYJ	5,220
602	Oriental Land Company Limited	58,791
13,585	Pearson PLC	134,032
307	Peugeot SA	6,918
2,458	Renault SA	271,206
3,101	Sekisui House, Ltd.	56,761
7,784	SES SA	121,890
33,565	Shangri-La Asia Ltd	85,399
6,595	Sony Corporation	314,721
593	Swatch Group AG	51,320
7,201	Taylor Wimpey PLC	19,518
6,597	TUI AG	149,444
232	Vivendi Universal S.A	6,829
163	Whitbread PLC	8,996
NUVEEN      11

Nushares ESG International Developed Markets Equity ETF (NUDM) (continued)
Portfolio of Investments	January 31, 2018 (Unaudited)
Shares	Description (1)	Value
	Consumer Discretionary (continued)
8,230	WPP PLC	$ 149,570
	Total Consumer Discretionary	4,756,610
	Consumer Staples – 11.6%
13,165	Aeon Corporation, Limited	224,030
5,751	Ajinomoto Co Inc.	109,061
9,328	Associated British Foods PLC	362,529
1,493	Casino Guichard-Perrachon S.A	87,583
1,063	Coca-Cola Amatil Limited	7,213
5,810	Coca-Cola European Partners PLC	233,330
4,517	Coca-Cola HBC AG	151,978
6,546	Groupe Danone	566,424
2,222	Henkel AG and CO KGaA	279,020
43,623	J. Sainsbury PLC	156,636
1,362	Jeronimo Martins SGPS	29,107
1,909	KAO Corporation	132,268
725	Kerry Group PLC, Class A Shares	77,447
576	Koninklijke Ahold Delhaize NV	12,894
55	L'Oreal	12,545
11,102	Marine Harvest	193,005
433	Metro Wholesale & Food Specialist AG	9,440
14,044	Nestle SA	1,214,951
7,314	Orkla ASA	76,434
2,666	Reckitt and Benckiser	257,914
66,462	Tesco PLC	197,531
8,999	Unilever NV	511,881
	Total Consumer Staples	4,903,221
	Energy – 2.9%
7,006	Caltex Australia Limited	197,254
6,082	Enagas	166,307
18,100	John Wood Group PLC	166,738
1,878	Koninklijke Vopak NV	85,135
3,431	Neste Oil OYJ	237,986
5,028	Showa Shell Sekiyu K.K	71,259
60,762	Snam Rete Gas S.p.A	296,646
	Total Energy	1,221,325
	Financials – 21.4%
610	3I Group PLC	8,079
39,281	Aegon N.V.	269,530
2,491	Allianz AG ORD Shares	631,494
121	ASX Ltd	5,363
19,052	Australia and New Zealand Banking Group Limited	440,914
12      NUVEEN

Shares	Description (1)	Value
	Financials (continued)
11,178	AXA	$368,943
44,385	Banco Bilbao Vizcaya Argentaria S.A	418,455
7,398	Bank Hapoalim BM	55,538
2,103	Bank Leumi le-Israel B.M	12,969
7,495	BNP Paribas SA	621,837
62,680	BOC Hong Kong Holdings Limited	320,154
28,582	CaixaBank SA, (2)	154,779
9,668	CGNU PLC	70,557
4,563	CNP Assurances	117,325
17,501	Commerzbank AG, (2)	289,049
8,302	Commonwealth Bank of Australia	530,207
2,838	DBS Group Holdings Limited	57,228
5,776	Erste Group Bank AG, (2)	291,632
1,336	Hang Seng Bank	31,805
13,374	Hong Kong Exchanges and Clearing Limited	506,818
21,433	Intesa Sanpaolo, (2)	82,023
55,821	IntesaSanpaolo SpA	219,778
2,659	KBC Group NV	256,384
11,732	Mitsubishi UFJ Lease & Finance Company Limited	75,666
7,441	Mitsui Sumitomo Insurance Company Limited	252,976
49	Muenchenener Rueckver AG	11,570
15,462	National Australia Bank Limited	364,718
25,028	Natixis SA	228,664
165	NN Group NV	7,811
2,807	Old Mutual PLC	9,333
5,780	Prudential Corporation PLC	156,663
934	Singapore Exchange Limited	5,850
850	Sompo Japan Nipponkoa Holdings Inc.	33,998
35,656	Standard Chartered PLC	415,575
3,190	Sumitomo Mitsui Trust Holdings	132,299
860	Swiss Re AG	84,927
396	T&D Holdings Inc.	7,049
6,587	Tokio Marine Holdings Inc.	310,175
34,310	UBS Group AG	697,568
18,710	Westpac Banking Corporation	469,057
	Total Financials	9,024,760
	Health Care – 9.7%
9,919	Al Noor Hospitals Group PLC	84,237
287	Alfresa Holdings Corporation	6,991
13,606	Astellas Pharma Inc.	179,494
10,494	AstraZeneca PLC	729,212
3,301	Chugai Pharmaceuticals Company	174,493
NUVEEN      13

Nushares ESG International Developed Markets Equity ETF (NUDM) (continued)
Portfolio of Investments	January 31, 2018 (Unaudited)
Shares	Description (1)	Value
	Health Care (continued)
175	Coloplast A/S	$15,601
23,096	Convatec Group PLC	66,410
2,293	CSL Limited	271,866
469	Dainippon Pharmaceutical Company Limited	6,926
1,303	Eisai Company, Limited	74,380
634	Essilor International SA	90,354
471	Fisher & Paykel Healthcare Corp Ltd	4,654
743	H. Lundbeck A/S	38,007
17,732	Healthscope Limited	27,712
8,148	Koninklijke Philips Electronics NV	333,541
2,942	Kyowa Hakko Kirin Company Limited	57,544
16	Lonza AG	4,456
1,257	Merck KGaA	137,831
9,685	Novo Nordisk AS, Class B	540,487
1,870	Ramsay Health Care Limited	103,498
3,490	Roche Holdings AG, Sponsored ADR	861,425
701	Ryman Healthcare Limited	5,681
347	Sonic Healthcare Limited	6,701
731	Sysmex Corporation	57,326
2,137	UCB SA	186,884
	Total Health Care	4,065,711
	Industrials – 17.9%
13,194	ABB Limited	368,313
394	Abertis Infraestructuras S.A	9,581
431	Adecco Group	35,515
186	Aeroports de Paris	38,765
104	ANA Holdings Inc.	4,230
315	Atlas Copco AB, Class A Shares	14,819
5,415	Atlas Copco AB, Class B Shares	226,679
4,984	Bouygues SA	277,969
10,630	Brambles Limited	85,216
17,838	Capita PLC	46,294
25,387	CNH Industrial NV	376,822
7,351	Compagnie de Saint-Gobain	428,709
433	Daifuku Company Limited	28,958
3,640	Daikin Industries Limited	436,680
3,869	Deutsche Post AG	183,490
5,953	East Japan Railway Company	591,455
1,957	Edenred SA	63,411
1,069	Eiffage SA	130,054
225	Ferguson PLC	17,393
8,330	Ferrovial SA	191,717
14      NUVEEN

Shares	Description (1)	Value
	Industrials (continued)
463	Fraport AG	$54,933
182	Hankyu Hanshin Holdings Inc.	7,328
427	Hino Motors, Ltd	5,645
50	Hochteif AG	9,063
1,729	Intertek Group PLC	123,526
322	ISS AS	12,607
17,238	Komatsu, Ltd	668,801
1,067	Meggitt PLC	7,043
40,047	MTR Corporation	229,383
165	Nippon Express Company Limited	11,851
8,575	Obayashi Corporation	103,068
86	Osram Licht AG	7,538
399	Randstad Holding NV	28,272
12,698	Reed Elsevier PLC	281,331
7,042	Rexel SA	127,378
23,628	Royal Mail PLC	157,753
1,056	Sandvik AB	20,859
6,183	Schneider Electric SE	581,383
5,666	Siemens AG, Sponsored ADR	862,256
11,666	Sydney Airport	64,331
302	Tokyu Corporation	5,046
4,757	Transurban Group	46,301
1,708	Travis Perkins PLC	35,473
648	Vesta Wind Systems A/S	44,363
20,108	Volvo AB, Class B Shares	411,786
836	West Japan Railway Company	62,619
	Total Industrials	7,526,007
	Information Technology – 5.9%
121	Amadeus IT Holding SA	9,418
1,937	ASML Lithography Holding NV	393,805
14,269	Ericsson LM, Class B Shares	91,923
19,718	Fujitsu Limited	145,218
2,282	Konica Minolta, Inc.	22,704
7,106	Kyocera Corporation	472,041
1,302	Murata Manufacturing Company, Limited	192,160
587	Nintendo Co., Ltd.	257,967
1,534	Nokia Oyj	7,409
258	Nomura Research Institute, Ltd	11,865
82	Omron Corporation	5,116
5,355	SAP SE	605,926
8,727	STMicroelectronics NV	209,062
NUVEEN      15

Nushares ESG International Developed Markets Equity ETF (NUDM) (continued)
Portfolio of Investments	January 31, 2018 (Unaudited)
Shares	Description (1)	Value
	Information Technology (continued)
984	Yaskawa Electric Corporation	$ 50,663
	Total Information Technology	2,475,277
	Materials – 7.6%
47	AKZO Nobel NV	4,416
1,332	Amcor Limited	15,704
33,768	Asahi Kasei Corporation	440,681
7,353	Boliden AB	267,552
1,014	Christian Hansen Holding A/S	88,938
1,643	Daicel Corporation	19,899
4,353	Evonik Industries AG	172,443
2,590	Hitachi Chemical Company, Ltd	66,034
5,747	Hitachi Metals Limited	78,080
117	Imerys SA	12,578
684	Johnson Matthey PLC	33,655
5,087	K+S AG	143,346
1,137	Kaneka Corporation	10,541
267	Kansai Paint Company Limited	6,592
72	Koninklijke DSM NV	7,464
7,290	Kuraray Company Limited	136,243
5,784	Mondi PLC	154,386
1,983	Nitto Denko Corporation	181,196
276	Novozymes AS, Class B	15,361
6,300	Stora Enso Oyj, Class R Shares	108,463
42,093	Sumitomo Chemical Company, Limited	308,501
6,628	Sumitomo Metal Mining Company, Limited	310,163
338	Teijin Limited	7,466
26,727	Toray Industries Inc.	265,666
3,907	Umicore	206,172
4,699	UPM-Kymmene Corporation	158,872
	Total Materials	3,220,412
	Real Estate – 4.0%
1,140	Azrieli Group Ltd	62,280
21,843	British Land Company PLC	207,679
68,713	Capitaland Limited	201,541
10,522	City Developments Limited	106,570
459	Daiwa House Industry Company Limited	18,103
1,208	Deutsche Wohnen Ag	54,777
8,479	Hammerson PLC	59,444
16,498	Hysan Development Company	92,178
17,406	Land Securities Group PLC	247,968
11,001	Mitsubishi Estate Company Limited	210,486
16      NUVEEN

Shares	Description (1)	Value
	Real Estate (continued)
9,489	Mitsui Fudosan Co., Ltd	$248,407
1,294	Nomura Real Estate Holdings, Inc.	30,964
792	SEGRO PLC	6,548
31,380	Swire Properties Limited	109,729
3,036	UOL Group LTD	21,219
	Total Real Estate	1,677,893
	Telecommunication Services – 4.8%
10,403	KDDI Corporation	262,374
12,360	NTT Mobile Communications	306,240
4,086	Orange S.A	74,036
111,175	Singapore Telecommunications Limited	300,611
5,763	Telenor ASA	135,511
63,974	Telstra Corporation Limited	190,117
232,531	Vodafone Group PLC	742,686
	Total Telecommunication Services	2,011,575
	Utilities – 2.7%
18,422	Mercury NZ Ltd	47,038
34,427	Meridian Energy Limited	73,890
51,057	National Grid PLC	584,257
11,574	Red Electrica Corporacion SA, (2)	246,121
18,258	United Utilities PLC	191,613
	Total Utilities	1,142,919
	Total Long-Term Investments (cost $38,845,473)	42,025,710
	Other Assets Less Liabilities – 0.2%	92,875
	Net Assets – 100%	$ 42,118,585
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –   Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –   Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3  –   Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
NUVEEN      17

Nushares ESG International Developed Markets Equity ETF (NUDM) (continued)
Portfolio of Investments	January 31, 2018 (Unaudited)
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$42,025,710	$ —	$ —	$42,025,710
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
The table below presents the cost and unrealized appreciation (depreciation) of the Fund's investment portfolio, as determined on a federal income tax basis, as of January 31, 2018.
Tax cost of investments	$38,862,693
Gross unrealized:
Appreciation	$ 3,492,833
Depreciation	(329,816)
Net unrealized appreciation (depreciation) of investments	$ 3,163,017
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
ADR	American Depositary Receipt
18      NUVEEN

Nushares ESG Large-Cap Growth ETF (NULG)
Portfolio of Investments	January 31, 2018 (Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.8%
	COMMON STOCKS – 99.8%
	Consumer Discretionary – 23.3%
43	Advance Auto Parts, Inc.	$5,031
128	Aramark Holdings Corporation	5,864
580	CarMax, Inc., (2)	41,395
13	Chipotle Mexican Grill, (2)	4,222
241	Discovery Communications Inc., Class C Shares, (2)	5,750
1,791	Expedia, Inc.	229,266
198	Hanesbrands Inc.	4,301
41	Hasbro, Inc.	3,877
6,292	Hilton Worldwide Holdings Inc.	538,910
66	Lennar Corporation, Class A	4,136
671	Liberty Broadband Corporation, Class C Shares, (2)	64,114
154	Liberty Sirius Group, (2)	6,931
3,643	Liberty Sirius Group, Class C Shares, (2)	163,243
962	Live Nation Inc., (2)	43,348
9,962	LKQ Corporation, (2)	418,703
8,549	Lowe's Companies, Inc.	895,337
59	Lululemon Athletica Inc., (2)	4,614
67	Michael Kors Holdings Limited, (2)	4,422
3,850	NetFlix.com Inc., (2)	1,040,655
7,967	Nike, Inc., Class B	543,509
57	Omnicom Group, Inc.	4,369
431	Priceline Group Incorporated, (2)	824,093
123	PulteGroup Inc.	3,915
2,227	Ross Stores, Inc.	183,482
34,369	Sirius XM Holdings Inc.	209,995
13,046	Starbucks Corporation	741,143
1,450	Tesla Motors Inc., (2)	513,749
7,940	Time Warner Inc.	757,079
7,974	TJX Companies, Inc.	640,472
61	Tractor Supply Company	4,651
129	TripAdvisor Inc., (2)	4,472
664	Ulta Beauty, Inc., (2)	147,474
322	Under Armour Inc, Class C Shares, (2)	4,138
289	Under Armour, Inc., (2)	4,005
410	Vail Resorts, Inc.	89,610
56	VF Corporation	4,544
NUVEEN      19

Nushares ESG Large-Cap Growth ETF (NULG) (continued)
Portfolio of Investments	January 31, 2018 (Unaudited)
Shares	Description (1)	Value
	Consumer Discretionary (continued)
9,624	Walt Disney Company	$1,045,840
5,076	YUM! Brands, Inc.	429,379
	Total Consumer Discretionary	9,640,038
	Consumer Staples – 3.4%
30	Clorox Company	4,251
5,992	Colgate-Palmolive Company	444,846
1,432	Estee Lauder Companies Inc., Class A	193,263
35	Kimberly-Clark Corporation	4,095
6,448	PepsiCo, Inc.	775,694
	Total Consumer Staples	1,422,149
	Energy – 2.6%
6,545	Cheniere Energy Inc., (2)	370,185
9,520	Schlumberger Limited	700,482
	Total Energy	1,070,667
	Financials – 7.1%
2,094	American Express Company	208,144
25	Ameriprise Financial, Inc.	4,218
1,384	BlackRock Inc	777,531
14,378	Charles Schwab Corporation	766,923
2,829	Marsh & McLennan Companies, Inc.	236,278
591	Moody's Corporation	95,618
3,155	Progressive Corporation	170,685
3,711	S&P Global, Inc.	672,062
30	Signature Bank, (2)	4,620
18	SVB Financial Group, (2)	4,438
289	TD Ameritrade Holding Corporation	16,123
	Total Financials	2,956,640
	Health Care – 14.8%
7,688	AbbVie Inc.	862,747
2,106	Align Technology, Inc., (2)	551,772
2,516	Becton, Dickinson and Company	611,237
12,077	Bristol-Myers Squibb Company	756,020
6,216	Celgene Corporation, (2)	628,811
3,200	CIGNA Corporation	666,720
290	Cooper Companies, Inc.	70,954
3,030	Edwards Lifesciences Corporation, (2)	383,537
1,159	HCA Holdings Inc.	117,244
2,503	Humana Inc.	705,421
2,064	Idexx Labs Inc., (2)	386,051
29	Jazz Pharmaceuticals, Inc., (2)	4,227
47	Tesaro Inc., (2)	3,171
20      NUVEEN

Shares	Description (1)	Value
	Health Care (continued)
1,315	Vertex Pharmaceuticals Inc., (2)	$219,434
20	Waters Corporation, (2)	4,312
2,200	Zoetis Incorporated	168,806
	Total Health Care	6,140,464
	Industrials – 9.7%
112	C.H. Robinson Worldwide, Inc.	10,244
12,482	CSX Corporation	708,603
4,687	Expeditors International of Washington, Inc.	304,421
4,286	Fortive Corporation	325,822
5,664	Ingersoll Rand Company Limited, Class A	535,984
8,029	Masco Corporation	358,575
34	Middleby Corporation, (2)	4,633
72	Robert Half International Inc.	4,167
1,326	Rockwell Automation, Inc.	261,607
4,102	Rockwell Collins, Inc.	568,086
2,173	Roper Technologies, Inc.	609,722
274	Smith AO Corporation	18,298
50	Stanley Black & Decker Inc.	8,311
4,008	TransUnion, (2)	237,915
748	Xylem Inc.	54,050
	Total Industrials	4,010,438
	Information Technology – 32.6%
5,256	Accenture Limited	844,639
4,208	Adobe Systems Incorporated, (2)	840,590
19,536	Apple, Inc.	3,270,912
11,676	Applied Materials, Inc.	626,184
4,237	Autodesk, Inc., (2)	489,882
9,074	Cadence Design Systems, Inc., (2)	407,060
4,014	Citrix Systems, (2)	372,339
8,532	Cognizant Technology Solutions Corporation, Class A	665,325
6,529	Dell Technologies Incorporated - VMware Incorporated, (2)	468,129
3,805	Intuit, Inc.	638,860
29	Lam Research Corporation	5,554
21,184	Microsoft Corporation	2,012,692
4,163	NVIDIA Corporation	1,023,265
6,644	Salesforce.com, Inc., (2)	756,818
5,295	Texas Instruments Incorporated	580,703
4,337	Workday Inc., Class A, (2)	519,963
	Total Information Technology	13,522,915
	Materials – 1.8%
2,556	Ball Corporation	97,844
NUVEEN      21

Nushares ESG Large-Cap Growth ETF (NULG) (continued)
Portfolio of Investments	January 31, 2018 (Unaudited)
Shares	Description (1)	Value
	Materials (continued)
4,442	Ecolab Inc.	$611,574
200	PPG Industries, Inc.	23,746
	Total Materials	733,164
	Real Estate – 2.6%
4,641	American Tower Corporation, REIT	685,476
32	Boston Properties, Inc.	3,959
92	CBRE Group Inc., (2)	4,203
5,016	Prologis Inc.	326,592
1,001	UDR Inc.	36,566
	Total Real Estate	1,056,796
	Telecommunication Services – 1.9%
8,817	T-Mobile US Inc., (2)	573,986
5,904	Zayo Group Holdings, Inc., (2)	216,677
	Total Telecommunication Services	790,663
	Total Long-Term Investments (cost $37,738,187)	41,343,934
	Other Assets Less Liabilities – 0.2%	83,029
	Net Assets – 100%	$ 41,426,963
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –   Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –   Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3  –   Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$41,343,934	$ —	$ —	$41,343,934
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
22      NUVEEN

The table below presents the cost and unrealized appreciation (depreciation) of the Fund's investment portfolio, as determined on a federal income tax basis, as of January 31, 2018.
Tax cost of investments	$37,739,019
Gross unrealized:
Appreciation	$ 3,796,868
Depreciation	(191,953)
Net unrealized appreciation (depreciation) of investments	$ 3,604,915
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
REIT	Real Estate Investment Trust
NUVEEN      23

Nushares ESG Large-Cap Value ETF (NULV)
Portfolio of Investments	January 31, 2018 (Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.8%
	COMMON STOCKS – 99.8%
	Consumer Discretionary – 5.1%
1,254	Aptiv PLC	$118,980
1,474	Autoliv Inc.	224,358
62	AutoNation Inc., (2)	3,734
70	BorgWarner Inc.	3,938
26	Darden Restaurants, Inc.	2,492
3,422	Discovery Communications Inc., Class C Shares, (2)	81,649
43	Genuine Parts Company	4,475
93	Goodyear Tire & Rubber Company	3,238
166	Hanesbrands Inc.	3,606
71	Leggett and Platt Inc.	3,302
27	Liberty Broadband Corporation, Class C Shares, (2)	2,580
5,464	Liberty Global PLC Class C, (2)	195,393
83	Liberty Media Group, Class-C Shares, (2)	3,128
664	Macy's, Inc.	17,231
173	Mattel, Inc.	2,740
7,360	Newell Brands Inc.	194,598
81	Nordstrom, Inc.	3,994
116	PulteGroup Inc.	3,692
2,367	Royal Caribbean Cruises Limited	316,113
7,649	Target Corporation	575,358
105	TripAdvisor Inc., (2)	3,640
	Total Consumer Discretionary	1,768,239
	Consumer Staples – 12.0%
44	Bunge Limited	3,495
19,858	Coca-Cola Company	945,042
227	Colgate-Palmolive Company	16,852
8,729	General Mills, Inc.	510,559
5,579	Kellogg Company	379,986
370	Kimberly-Clark Corporation	43,290
35	McCormick & Company, Incorporated	3,807
13,507	Mondelez International Inc.	599,711
5,394	PepsiCo, Inc.	648,898
11,505	Procter & Gamble Company	993,342
	Total Consumer Staples	4,144,982
	Energy – 6.7%
94	Baker Hughes a GE Co	3,022
24      NUVEEN

Shares	Description (1)	Value
	Energy (continued)
5,619	Halliburton Company	$301,740
677	National-Oilwell Varco Inc.	24,832
8,768	ONEOK, Inc.	516,085
8,296	Schlumberger Limited	610,420
5,938	Targa Resources Corporation	285,024
6,014	Valero Energy Corporation	577,164
	Total Energy	2,318,287
	Financials – 23.8%
2,444	Ace Limited	381,631
8,752	American International Group, Inc.	559,428
23	Ameriprise Financial, Inc.	3,880
10,340	Bank New York Mellon	586,278
42,410	Bank of America Corporation	1,357,120
10,580	BB&T Corporation	583,910
5,783	Capital One Financial Corporation	601,201
8,618	Citizens Financial Group Inc.	395,566
2,664	CME Group, Inc.	408,871
58	East West Bancorp Inc.	3,823
10,255	Fifth Third Bancorp	339,440
232	Franklin Resources, Inc.	9,839
23,802	KeyCorp	509,363
2,738	M&T Bank Corporation	522,356
10,051	MetLife, Inc.	483,152
9,572	New York Community Bancorp Inc.	135,539
4,276	PNC Financial Services Group, Inc.	675,693
4,752	Prudential Financial, Inc.	564,633
4,541	Regions Financial Corporation	87,323
21	Reinsurance Group of America Inc.	3,290
89	State Street Corporation	9,805
23	Travelers Companies, Inc.	3,448
20	Willis Towers Watson PLC	3,209
69	Zions Bancorporation	3,728
	Total Financials	8,232,526
	Health Care – 13.2%
10,984	Abbott Laboratories	682,765
1,897	Agilent Technologies, Inc.	139,297
67	Alkermes PLC, (2)	3,830
3,223	Allergan PLC	580,978
65	Amgen Inc.	12,093
2,079	Becton, Dickinson and Company	505,072
5,383	Cardinal Health, Inc.	386,446
NUVEEN      25

Nushares ESG Large-Cap Value ETF (NULV) (continued)
Portfolio of Investments	January 31, 2018 (Unaudited)
Shares	Description (1)	Value
	Health Care (continued)
50	DENTSPLY SIRONA Inc.	$3,041
7,469	Eli Lilly and Company	608,350
8,920	Gilead Sciences, Inc.	747,496
14,813	Merck & Company Inc.	877,670
37	Tesaro Inc., (2)	2,496
	Total Health Care	4,549,534
	Industrials – 10.1%
41	C.H. Robinson Worldwide, Inc.	3,750
4,505	Caterpillar Inc.	733,324
3,480	Deere & Company	579,142
6,408	Eaton PLC	538,080
67	Fastenal Company	3,682
13,426	Johnson Controls International PLC	525,359
46	Macquarie Infrastructure Corporation	3,052
3,879	Norfolk Southern Corporation	585,263
46	PACCAR Inc.	3,430
22	Parker Hannifin Corporation	4,431
44	Wabtec Corporation	3,566
5,807	Waste Management, Inc.	513,513
	Total Industrials	3,496,592
	Information Technology – 11.6%
14,792	Hewlett Packard Enterprise Co	242,589
19,877	HP Inc.	463,532
21,807	Intel Corporation	1,049,789
5,063	International Business Machines Corporation (IBM)	828,813
11,846	Microsoft Corporation	1,125,488
2,914	TE Connectivity Limited	298,772
	Total Information Technology	4,008,983
	Materials – 4.4%
74	Ball Corporation	2,833
2,312	International Paper Company	145,332
3,113	LyondellBasell Industries NV	373,062
4,941	Mosaic Company	134,889
1,729	Newmont Mining Corporation	70,042
2,411	PPG Industries, Inc.	286,258
3,113	Praxair, Inc.	502,719
	Total Materials	1,515,135
	Real Estate – 2.8%
41	Boston Properties, Inc.	5,072
23	Federal Realty Investment Trust	2,778
1,931	Health Care Property Investors Inc.	46,499
26      NUVEEN

Shares	Description (1)	Value
	Real Estate (continued)
1,235	Kimco Realty Corporation	$19,649
71	Liberty Property Trust	2,940
47	Regency Centers Corporation	2,957
74	UDR Inc.	2,703
6,778	Welltower Inc.	406,477
12,882	Weyerhaeuser Company	483,590
	Total Real Estate	972,665
	Telecommunication Services – 4.0%
17,218	CenturyLink Inc.	306,653
19,790	Verizon Communications Inc.	1,070,045
	Total Telecommunication Services	1,376,698
	Utilities – 6.1%
5,391	Consolidated Edison, Inc.	433,221
5,764	Edison International	360,423
6,934	Eversource Energy	437,466
8,315	Public Service Enterprise Group Incorporated	431,299
3,955	Sempra Energy	423,264
	Total Utilities	2,085,673
	Total Long-Term Investments (cost $31,687,353)	34,469,314
	Other Assets Less Liabilities – 0.2%	67,022
	Net Assets – 100%	$ 34,536,336
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –   Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –   Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3  –   Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$34,469,314	$ —	$ —	$34,469,314
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are
NUVEEN      27

Nushares ESG Large-Cap Value ETF (NULV) (continued)
Portfolio of Investments	January 31, 2018 (Unaudited)
permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
The table below presents the cost and unrealized appreciation (depreciation) of the Fund's investment portfolio, as determined on a federal income tax basis, as of January 31, 2018.
Tax cost of investments	$31,688,646
Gross unrealized:
Appreciation	$ 3,286,420
Depreciation	(505,752)
Net unrealized appreciation (depreciation) of investments	$ 2,780,668
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
28      NUVEEN

Nushares ESG Mid-Cap Growth ETF (NUMG)
Portfolio of Investments	January 31, 2018 (Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.8%
	COMMON STOCKS – 99.8%
	Consumer Discretionary – 14.3%
2,925	Advance Auto Parts, Inc.	$342,196
16,506	Aramark Holdings Corporation	756,140
10,392	CarMax, Inc., (2)	741,677
14,731	Discovery Communications Inc., Class C Shares, (2)	351,482
2,934	Hasbro, Inc.	277,468
5,258	Lennar Corporation, Class A	329,466
6,801	Liberty Broadband Corporation, Class C Shares, (2)	649,836
3,590	LKQ Corporation, (2)	150,888
4,236	Lululemon Athletica Inc., (2)	331,298
1,646	Scripps Networks Interactive, Class A Shares	144,831
233	Tiffany & Co.	24,849
7,441	Tractor Supply Company	567,376
1,119	TripAdvisor Inc., (2)	38,796
25,427	Under Armour Inc, Class C Shares, (2)	326,737
23,321	Under Armour, Inc., (2)	323,229
2,828	Vail Resorts, Inc.	618,088
	Total Consumer Discretionary	5,974,357
	Consumer Staples – 4.0%
8,149	Dr. Pepper Snapple Group	972,583
6,384	McCormick & Company, Incorporated	694,388
	Total Consumer Staples	1,666,971
	Financials – 6.0%
12,135	E*TRADE Financial Corporation, (2)	639,515
7,460	First Republic Bank of San Francisco	668,043
37	Signature Bank, (2)	5,698
2,795	SVB Financial Group, (2)	689,107
13,910	XL Group Limited	512,444
	Total Financials	2,514,807
	Health Care – 12.4%
2,080	Align Technology, Inc., (2)	544,960
2,816	Cooper Companies, Inc.	688,991
8,452	Henry Schein Inc., (2)	639,647
4,641	Idexx Labs Inc., (2)	868,053
539	Jazz Pharmaceuticals, Inc., (2)	78,554
1,021	Mettler-Toledo International Inc., (2)	689,440
8,506	ResMed Inc.	857,320
NUVEEN      29

Nushares ESG Mid-Cap Growth ETF (NUMG) (continued)
Portfolio of Investments	January 31, 2018 (Unaudited)
Shares	Description (1)	Value
	Health Care (continued)
4,785	Tesaro Inc., (2)	$322,796
2,559	Varian Medical Systems, Inc., (2)	326,272
805	Waters Corporation, (2)	173,566
	Total Health Care	5,189,599
	Industrials – 23.9%
3,467	Acuity Brands Inc.	535,443
8,365	AGCO Corporation	607,466
1,077	AMERCO	393,191
7,309	C.H. Robinson Worldwide, Inc.	668,481
6,282	Expeditors International of Washington, Inc.	408,016
8,595	Fastenal Company	472,381
3,912	Flowserve Corporation	177,292
12,064	HD Supply Holdings Inc., (2)	469,169
1,183	Lennox International Inc.	257,787
3,386	Manpower Inc.	444,887
18,594	Masco Corporation	830,408
4,879	Middleby Corporation, (2)	664,813
11,411	Robert Half International Inc.	660,469
13,484	Sensata Technologies Holdings, (2)	758,475
4,191	Snap-on Incorporated	717,960
4,984	United Rentals Inc., (2)	902,652
4,313	WABCO Holdings Inc.	665,884
4,779	Xylem Inc.	345,331
	Total Industrials	9,980,105
	Information Technology – 27.5%
58,921	Advanced Micro Devices, Inc., (2)	809,575
12,289	Akamai Technologies, Inc., (2)	823,240
4,779	Ansys Inc., (2)	772,525
1,641	Arista Networks Inc., (2)	452,621
7,639	Broadridge Financial Solutions, Inc.	736,476
16,259	Cadence Design Systems, Inc., (2)	729,379
7,778	Citrix Systems, (2)	721,487
8,321	Cognex Corporation	518,981
11,452	CommScope Holding Company Inc., (2)	442,391
210	F5 Networks, Inc., (2)	30,353
12,835	FLIR Systems Inc.	657,280
7,893	Fortinet Inc., (2)	363,394
3,969	Gartner Inc., (2)	550,659
9,924	Microchip Technology Incorporated	944,963
1,069	Red Hat, Inc., (2)	140,445
7,250	ServiceNow Inc., (2)	1,079,308
30      NUVEEN

Shares	Description (1)	Value
	Information Technology (continued)
3,683	Splunk Inc., (2)	$340,199
5,005	Take-Two Interactive Software, Inc., (2)	633,983
16,601	Trimble Navigation Limited, (2)	732,104
	Total Information Technology	11,479,363
	Materials – 6.3%
19,340	Axalta Coating Systems Limited, (2)	609,210
7,813	FMC Corporation	713,561
4,193	International Flavors & Fragrances Inc.	630,208
14,336	Sealed Air Corporation	678,810
	Total Materials	2,631,789
	Real Estate – 3.9%
4,597	CBRE Group Inc., (2)	210,037
5,310	SBA Communications Corporation, (2)	926,595
14,059	UDR Inc.	513,575
	Total Real Estate	1,650,207
	Telecommunication Services – 1.5%
17,521	Zayo Group Holdings, Inc., (2)	643,021
	Total Long-Term Investments (cost $37,848,078)	41,730,219
	Other Assets Less Liabilities – 0.2%	63,327
	Net Assets – 100%	$ 41,793,546
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –   Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –   Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3  –   Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$41,730,219	$ —	$ —	$41,730,219
NUVEEN      31

Nushares ESG Mid-Cap Growth ETF (NUMG) (continued)
Portfolio of Investments	January 31, 2018 (Unaudited)
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
The table below presents the cost and unrealized appreciation (depreciation) of the Fund's investment portfolio, as determined on a federal income tax basis, as of January 31, 2018.
Tax cost of investments	$37,848,987
Gross unrealized:
Appreciation	$ 4,406,328
Depreciation	(525,096)
Net unrealized appreciation (depreciation) of investments	$ 3,881,232
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
32      NUVEEN

Nushares ESG Mid-Cap Value ETF (NUMV)
Portfolio of Investments	January 31, 2018 (Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.8%
	COMMON STOCKS – 99.8%
	Consumer Discretionary – 17.7%
5,737	Autoliv Inc.	$873,229
6,888	AutoNation Inc., (2)	414,795
12,907	Best Buy Co., Inc.	942,985
6,788	Darden Restaurants, Inc.	650,630
3,607	Discovery Communications inc., Class A Shares, (2)	90,428
14,434	Discovery Communications Inc., Class C Shares, (2)	344,395
18,040	Gap, Inc.	599,650
10,282	Garmin Limited	647,149
9,343	Goodyear Tire & Rubber Company	325,323
26,024	Hanesbrands Inc.	565,241
132	Harley-Davidson, Inc.	6,397
179	Kohl's Corporation	11,594
5,911	Liberty Broadband Corporation, Class C Shares, (2)	564,796
6,234	Mattel, Inc.	98,747
144	Nordstrom, Inc.	7,101
513	Tiffany & Co.	54,711
204	TripAdvisor Inc., (2)	7,073
4,251	Whirlpool Corporation	771,216
	Total Consumer Discretionary	6,975,460
	Consumer Staples – 5.4%
9,198	Bunge Limited	730,597
6,416	JM Smucker Company	814,126
5,479	McCormick & Company, Incorporated	595,951
	Total Consumer Staples	2,140,674
	Energy – 4.2%
15,850	Targa Resources Corporation	760,800
27,197	TechnipFMC PLC	882,814
	Total Energy	1,643,614
	Financials – 25.5%
27,889	Ally Financial Inc.	830,256
11,244	Arthur J. Gallagher & Co.	768,190
23,902	Citizens Financial Group Inc.	1,097,102
7,073	Comerica Incorporated	673,491
22,653	Fifth Third Bancorp	749,814
610	Huntington BancShares Inc.	9,870
11,768	Invesco LTD	425,178
NUVEEN      33

Nushares ESG Mid-Cap Value ETF (NUMV) (continued)
Portfolio of Investments	January 31, 2018 (Unaudited)
Shares	Description (1)	Value
	Financials (continued)
11,482	Lincoln National Corporation	$950,710
45,264	New York Community Bancorp Inc.	640,938
32,871	People's United Financial, Inc.	646,573
13,599	Principal Financial Group, Inc.	919,292
8,416	Raymond James Financial Inc.	811,218
1,445	Regions Financial Corporation	27,787
14,934	Voya Financial Inc.	775,224
15,720	XL Group Limited	579,125
3,274	Zions Bancorporation	176,894
	Total Financials	10,081,662
	Health Care – 4.1%
11,072	DENTSPLY SIRONA Inc.	673,288
277	Envision Healthcare Corporation, (2)	9,969
7,389	Quest Diagnostics Incorporated	781,904
2,163	Tesaro Inc., (2)	145,916
	Total Health Care	1,611,077
	Industrials – 9.5%
7,432	C.H. Robinson Worldwide, Inc.	679,731
12,838	Fastenal Company	705,576
280	Flowserve Corporation	12,690
4,290	L-3 Communications Holdings, Inc.	911,453
1,690	Macquarie Infrastructure Corporation	112,132
10,156	Nielsen Holdings PLC	379,936
3,546	W.W. Grainger, Inc.	956,214
	Total Industrials	3,757,732
	Information Technology – 7.3%
10,362	Juniper Networks Inc.	270,966
10,673	Leidos Holdings Inc.	710,822
13,734	Seagate Technology	758,117
20,620	Western Union Company	428,690
21,016	Xerox Corporation	717,276
	Total Information Technology	2,885,871
	Materials – 6.8%
10,905	Ball Corporation	417,443
3,679	International Flavors & Fragrances Inc.	552,954
9,315	Mosaic Company	254,300
13,471	Newmont Mining Corporation	545,710
13,840	WestRock Company	922,159
	Total Materials	2,692,566
	Real Estate – 10.3%
19,603	Brixmor Property Group Inc.	318,157
34      NUVEEN

Shares	Description (1)	Value
	Real Estate (continued)
23,277	Duke Realty Corporation	$614,746
2,388	Federal Realty Investment Trust	288,470
30,606	Host Hotels & Resorts Inc.	635,381
17,047	Iron Mountain Inc.	597,156
95	Jones Lang LaSalle Inc.	14,853
13,666	Liberty Property Trust	565,909
110	Macerich Company	7,103
8,461	Regency Centers Corporation	532,282
13,350	UDR Inc.	487,675
	Total Real Estate	4,061,732
	Telecommunication Services – 1.5%
33,791	CenturyLink Inc.	601,818
	Utilities – 7.5%
9,460	American Water Works Company	786,788
14,801	Eversource Energy	933,795
24,588	NiSource Inc.	606,832
7,792	Pinnacle West Capital Corporation	622,970
	Total Utilities	2,950,385
	Total Long-Term Investments (cost $36,027,974)	39,402,591
	Other Assets Less Liabilities – 0.2%	82,295
	Net Assets – 100%	$ 39,484,886
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –   Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –   Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3  –   Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$39,402,591	$ —	$ —	$39,402,591
NUVEEN      35

Nushares ESG Mid-Cap Value ETF (NUMV) (continued)
Portfolio of Investments	January 31, 2018 (Unaudited)
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
The table below presents the cost and unrealized appreciation (depreciation) of the Fund's investment portfolio, as determined on a federal income tax basis, as of January 31, 2018.
Tax cost of investments	$36,031,177
Gross unrealized:
Appreciation	$ 3,950,137
Depreciation	(578,723)
Net unrealized appreciation (depreciation) of investments	$ 3,371,414
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
36      NUVEEN

Nushares ESG Small-Cap ETF (NUSC)
Portfolio of Investments	January 31, 2018 (Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.8%
	COMMON STOCKS – 99.8%
	Consumer Discretionary – 12.1%
1,090	Aaron's Inc.	$44,570
3,807	American Axle and Manufacturing Holdings Inc.	67,194
3,273	American Eagle Outfitters, Inc.	58,914
281	American Public Education Inc., (2)	7,137
484	Asbury Automotive Group, Inc., (2)	35,163
843	At Home Group, Inc., (2)	26,706
1,241	Barnes & Noble Education, Inc., (2)	8,253
425	Big Lots, Inc.	25,831
605	BJ's Restaurants, Inc.	22,839
429	Bright Horizons Family Solutions Inc., (2)	42,128
2,320	Brinker International Inc.	84,309
985	Buckle Inc.	19,749
152	Cable One, Inc.	107,317
1,256	CalAtlantic Group Inc.	70,499
822	Caleres Inc.	24,364
2,088	Callaway Golf Company	30,840
1,057	Camping World Holdings, Inc.	47,301
154	Capella Education Company	12,251
679	Century Communities, Inc., (2)	21,456
822	Cheesecake Factory Inc.	40,434
3,431	Cinemark Holdings Inc.	126,261
1,804	Clear Channel Outdoor Holdings Inc., Class A, (2)	8,749
667	Columbia Sportswear Company	49,805
738	Cooper-Standard Holdings Inc., (2)	91,947
640	Core-Mark Holding Company, Inc.	14,138
2,369	Crocs, Inc., (2)	32,005
1,205	Dave & Buster's Entertainment Inc., (2)	56,635
742	Deckers Outdoor Corporation, (2)	63,597
577	Del Taco Restaurants, Inc., (2)	7,311
496	Denny's Corporation, (2)	7,435
1,013	DineEquity Inc.	56,100
579	Dorman Products, Inc., (2)	43,680
1,601	DSW Inc.	32,068
2,379	Dunkin Brands Group Inc.	153,802
1,886	Entravision Communications Corporation	13,108
492	Ethan Allen Interiors Inc.	12,226
NUVEEN      37

Nushares ESG Small-Cap ETF (NUSC) (continued)
Portfolio of Investments	January 31, 2018 (Unaudited)
Shares	Description (1)	Value
	Consumer Discretionary (continued)
631	Fiesta Restaurant Group, (2)	$12,115
1,271	Finish Line, Inc.	14,400
1,177	Five Below, Incorporated, (2)	76,423
1,932	Foot Locker, Inc.	94,958
2,627	Fossil Group Inc., (2)	20,911
744	FTD Companies Inc., (2)	4,360
1,822	GameStop Corporation	30,628
827	Genesco Inc., (2)	28,821
5,108	Gentex Corporation	120,957
1,006	Gentherm Inc., (2)	32,192
3,202	GNC Holdings Inc.	13,929
58	Graham Holdings Company	34,478
732	Green Brick Partners, Inc., (2)	8,198
476	Group 1 Automotive Inc.	37,342
481	Helen of Troy Limited, (2)	44,805
716	Hibbett Sporting Goods, Inc., (2)	16,182
235	Hooker Furniture Corporation	8,730
3,601	Houghton Mifflin Harcourt Company, (2)	30,248
6,925	Hovnanian Enterprises Inc., (2)	14,058
2,767	ILG, Inc.	86,911
2,803	Imax Corporation, (2)	55,640
174	Intl Speedway Corporation	8,074
882	Irobot Corporation, (2)	78,277
732	Jack in the Box Inc.	66,605
830	John Wiley and Sons Inc., Class A	52,622
3,730	KB Home	117,570
1,008	La Z Boy Inc.	30,391
663	Lands' End Inc., (2)	11,138
1,561	Laureate Education, Inc., (2)	22,478
626	LGI Homes Inc., (2)	42,368
1,720	Liberty Latin America Ltd, (2)	38,614
2,581	Liberty Latin America Ltd, (2)	58,511
3,057	Lions Gate Entertainment Corporation, Equity, (2)	97,824
529	Lithia Motors Inc.	66,104
144	Loral Space & Communications, Inc., (2)	6,718
280	Marinemax Inc., (2)	6,426
546	Marriott Vacations World	83,172
841	Meritage Corporation, (2)	39,905
3,596	Michaels Cos Inc., (2)	96,625
1,776	Modine Manufacturing Company	41,470
802	Monro Muffler Brake, Inc.	45,313
506	Movado Group Inc.	15,484
38      NUVEEN

Shares	Description (1)	Value
	Consumer Discretionary (continued)
352	Murphy USA Inc., (2)	$30,029
3,687	National CineMedia, Inc.	24,703
2,894	New York Times, Class A	67,285
856	Nutri System Inc.	37,022
8,664	Office Depot, Inc.	28,158
509	PICO Holdings, Inc., (2)	6,668
2,408	Pier 1 Imports, Inc.	7,995
2,697	Planet Fitness Inc, Class A Shares, (2)	91,051
391	Pool Corporation	52,879
489	Red Robin Gourmet Burgers, Inc., (2)	25,746
6,373	Regal Entertainment Group, Class A	145,814
1,542	Rent-A-Center Inc.	16,700
3,899	Sally Beauty Holdings Inc., (2)	64,762
623	Scholastic Corporation	23,936
2,254	Service Corporation International	90,092
2,436	ServiceMaster Global Holdings Inc., (2)	128,426
619	Shake Shack Inc., Class A Shares, (2)	27,056
311	Shoe Carnival, Inc.	7,106
233	Shutterfly, Inc., (2)	15,879
1,060	Signet Jewelers Limited	56,074
1,803	Six Flags Entertainment Corporation	121,811
717	Sleep Number Corporation, (2)	26,988
676	Sothebys Holdings Inc.	35,666
1,441	Tailored Brands, Inc.	34,858
3,871	TEGNA, Inc.	45,678
1,339	Tempur Sealy International, Inc., (2)	79,858
1,735	Tenneco Inc.	100,647
8,463	The Wendy's Company	136,931
817	Tile Shop Holdings Inc.	7,639
236	Unifi Inc., (2)	8,404
1,106	Visteon Corporation, (2)	143,868
1,009	Wayfair Inc., Class A Shares, (2)	92,838
1,181	Williams-Sonoma Inc.	60,503
2,492	Wolverine World Wide Inc.	81,812
627	Zumiez, Inc., (2)	13,010
	Total Consumer Discretionary	5,315,989
	Consumer Staples – 4.1%
370	Andersons, Inc.	12,617
23,913	Avon Products, Inc.	58,348
488	Casey's General Stores, Inc.	59,102
6,736	Darling International Inc., (2)	124,886
5,357	Dean Foods Company	55,552
NUVEEN      39

Nushares ESG Small-Cap ETF (NUSC) (continued)
Portfolio of Investments	January 31, 2018 (Unaudited)
Shares	Description (1)	Value
	Consumer Staples (continued)
1,590	Edgewell Personal Care Co	$89,771
514	Farmer Brothers Company	16,242
1,782	Fresh Del Monte Produce Inc.	84,306
1,204	Freshpet, Inc., (2)	22,154
2,819	Hain Celestial Group Inc., (2)	107,517
1,895	Herbalife, Limited	157,266
679	Ingles Markets, Inc.	22,814
3,841	Lamb Weston Holding, Inc.	225,083
444	Medifast, Inc.	30,507
1,914	Performance Food Group Company, (2)	65,746
3,642	Pinnacle Foods Inc.	225,586
132	PriceSmart, Inc.	11,246
395	Seneca Foods Corporation, (2)	12,462
1,551	Smart & Final Stores, Inc., (2)	14,579
636	SpartanNash Co	15,499
3,030	Sprouts Farmers Market Inc., (2)	84,628
575	The Chef's Warehouse Inc., (2)	11,701
2,343	Treehouse Foods Inc., (2)	110,496
1,225	United Natural Foods Inc., (2)	58,310
2,416	US Foods Holding Corporation, (2)	77,626
523	USANA Health Sciences, Inc., (2)	39,042
330	Weis Markets Inc.	13,121
	Total Consumer Staples	1,806,207
	Energy – 3.8%
3,671	Archrock Inc.	34,140
7,707	Clean Energy Fuels Corporation, (2)	12,100
1,840	Core Laboratories NV	210,312
4,497	Delek US Holdings Inc.	156,900
1,942	Dril Quip Inc., (2)	100,304
3,897	Enlink Midstream LLC	72,484
1,810	Exterran Corp, (2)	52,273
7,810	Fairmount Santrol Holdings Inc., (2)	43,502
3,819	Forum Energy Technologies Incorporated, (2)	64,541
3,238	Franks International NV	22,407
2,414	Green Plains Renewable Energy, Inc.	42,245
8,137	Helix Energy Solutions Group, (2)	61,272
1,993	Keane Group Inc., (2)	32,944
507	Mammoth Energy Services, Inc., (2)	11,641
1,090	Matrix Service Company, (2)	19,511
14,373	McDermott International Inc., (2)	126,195
546	Natural Gas Services Group, (2)	15,042
4,213	Newpark Resources Inc., (2)	38,338
40      NUVEEN

Shares	Description (1)	Value
	Energy (continued)
4,283	Oceaneering International Inc.	$88,572
2,948	Oil States International Inc., (2)	94,336
2,101	Renewable Energy Group Inc., (2)	22,481
670	RigNet, Inc., (2)	11,055
3,208	RPC Inc.	64,802
7,065	TETRA Technologies, (2)	27,130
2,783	US Silica Holdings Inc.	92,646
30,936	Weatherford International PLC, (2)	121,888
	Total Energy	1,639,061
	Financials – 15.7%
1,140	Ameris Bancorp	61,047
4,270	Apollo Commercial Real Estate Finance, Inc.	77,586
3,590	Aspen Insurance Holdings Limited	134,086
4,097	Associated Banc-Corp	101,401
377	BancFirst Corporation	21,018
666	Bancorp, Inc., (2)	7,040
2,049	BancorpSouth Bank	68,744
407	Bank of Hawaii Corporation	34,054
2,514	Bank of the Ozarks, Inc.	125,574
3,475	BankUnited Inc.	142,614
574	Banner Corporation	31,191
341	Berkshire Hills Bancorp, Inc.	12,941
232	BOK Financial Corporation	22,432
3,431	Brown & Brown Inc.	180,059
4,084	Capstead Mortgage Corporation	33,530
1,157	Cathay General Bancorp	50,607
1,340	Chemical Financial Corporation	78,269
7,918	Chimera Investments Corporation	134,527
119	City Holding Company	8,187
903	Cohen & Steers Inc.	36,815
1,169	Columbia Banking Systems Inc.	50,361
681	Commerce Bancshares Inc.	39,845
814	Community Bank System Inc.	43,386
140	Community Trust Bancorp, Inc.	6,622
1,048	Crawford & Co	8,950
1,163	Cullen/Frost Bankers, Inc.	123,755
1,603	CVB Financial	37,510
1,553	Donnelley Financial Solutions, Inc., (2)	33,312
1,934	Employers Holdings, Inc.	82,002
6,557	F.N.B. Corporation PA	94,093
1,005	FactSet Research Systems Inc.	201,693
732	FCB Financial Holdings, Inc., Class A Shares, (2)	40,114
NUVEEN      41

Nushares ESG Small-Cap ETF (NUSC) (continued)
Portfolio of Investments	January 31, 2018 (Unaudited)
Shares	Description (1)	Value
	Financials (continued)
489	Federal Agricultural Mortgage Corporation	$39,242
3,984	First American Corporation	235,335
213	First Busey Corporation	6,599
1,461	First Financial Bancorp	41,638
1,272	First Financial Bankshares, Inc.	59,084
597	First Hawaiian, Inc.	17,253
647	First Interstate BancSystem Inc., Montana	27,077
797	First Merchants Corporation	34,399
274	First of Long Island Corporation	7,699
455	Flagstar Bancorp Inc., (2)	16,949
595	Flushing Financial Corporation	16,755
3,177	Fulton Financial Corporation	57,821
18,829	Genworth Financial Inc., Class A, (2)	57,617
1,437	Glacier Bancorp, Inc.	56,359
1,670	Great Western Bancorp Inc.	70,390
1,980	Green Dot Corporation, Class A Shares, (2)	121,295
263	Guaranty Bancorp	7,456
2,462	Hancock Holding Company	132,209
489	Hanmi Financial Corporation	15,404
1,435	Hanover Insurance Group Inc.	162,370
290	Heartland Financial USA, Inc.	15,414
337	Heritage Financial Corporation	10,380
841	HomeStreet Inc.	24,767
2,184	Horace Mann Educators Corporation	90,199
511	Independent Bank Corporation	36,460
1,556	International Bancshares Corporation	64,574
627	INTL FCStone Inc., (2)	27,274
4,172	Invesco Mortgage Capital Inc.	67,753
8,279	Investors Bancorp, Inc.	113,340
2,875	Janus Henderson Group PLC	113,217
812	Kearny Financial Corporation	11,206
6,272	Ladenburg Thalmann Financial Services Inc., (2)	19,506
174	Lakeland Financial Corporation	8,364
1,313	LegacyTexas Financial Group Inc.	57,825
4,601	Legg Mason, Inc.	196,095
787	Live Oak Bancshares Inc.	21,170
2,683	LPL Investments Holdings Inc.	160,068
1,090	MB Financial, Inc.	46,630
326	Meta Financial Group, Inc.	38,142
7,280	MGIC Investment Corporation, (2)	107,890
1,120	Morningstar, Inc.	107,654
343	National Bank Holdings Corporation	11,401
42      NUVEEN

Shares	Description (1)	Value
	Financials (continued)
366	NBT Bancorp, Inc.	$13,509
1,243	Newstar Financial, Inc., (3)	671
844	OceanFirst Financial Corporation	22,324
2,166	Old National Bancorp	37,472
2,336	On Deck Capital, Inc., (2)	10,512
517	Opus Bank	14,011
2,549	Pacwest Bancorp	133,644
175	Park National Corporation	18,379
286	Peoples Utah Bancorp	9,038
2,073	Pinnacle Financial Partners, Inc.	131,221
2,334	PRA Group Inc., (2)	83,440
4,437	Redwood Trust Inc.	66,067
415	S&T Bancorp, Inc.	16,749
213	Sandy Spring Bancorp, Inc.	8,056
1,457	ServisFirst Bancshares Inc.	61,806
662	Simmons First National Corporation	38,959
439	South State Corporation	38,895
6,886	Starwood Property Trust Inc.	140,406
210	State Bank Financial Corporation	6,407
5,304	Sterling Bancorp	131,274
337	Stewart Information Services Corporation	15,000
2,019	Synovus Financial Corp	101,737
1,344	Texas Capital BancShares, Inc., (2)	127,411
762	TFS Financial Corporation	11,140
396	Tristate Capital Holdings Inc., (2)	9,524
1,528	Trustmark Corporation	48,575
1,006	UMB Financial Corporation	76,637
4,478	Umpqua Holdings Corporation	96,949
593	Union Bankshares Corporation	22,386
6,902	Valley National Bancorp	86,758
1,061	Walker & Dunlop Inc., (2)	49,283
2,004	Washington Federal Inc.	71,944
2,519	Webster Financial Corporation	142,626
308	Westamerica Bancorp	18,286
1,882	Western Alliance Bancorporation, (2)	110,398
171	White Mountain Insurance Group	143,623
1,206	Wintrust Financial Corporation	103,595
557	WSFS Financial Corporation	28,463
	Total Financials	6,902,820
	Health Care – 13.8%
207	Abaxis, Inc.	14,832
900	Abiomed, Inc., (2)	211,500
NUVEEN      43

Nushares ESG Small-Cap ETF (NUSC) (continued)
Portfolio of Investments	January 31, 2018 (Unaudited)
Shares	Description (1)	Value
	Health Care (continued)
2,469	Acadia Healthcare Company Inc., (2)	$84,143
2,721	Acadia Pharmaceuticals, Inc., (2)	81,385
1,226	Acceleron Pharma Inc., (2)	50,891
3,788	Accuray, Inc., (2)	21,402
661	Aceto Corporation	7,278
1,518	Achaogen Inc., (2)	16,652
1,024	Aclaris Therapeutics Inc., (2)	22,651
1,870	Aduro Biotech, Inc., (2)	11,781
814	Aerie Pharmaceuticals Inc., (2)	44,648
1,133	Agios Pharmaceutical Inc., (2)	89,235
1,690	Akorn, Inc., (2)	54,452
2,779	Alder Biopharmaceuticals Inc., (2)	39,323
4,651	Allscripts Healthcare Solutions Inc., (2)	69,346
267	Almost Family, Inc., (2)	15,232
1,081	Amedisys, Inc., (2)	57,963
687	American Renal Associates Holdings, Inc., (2)	12,991
4,362	Amicus Therapeutics, Inc., (2)	70,752
1,471	AMN Healthcare Services Inc., (2)	78,919
76	Analogic Corporation	6,300
461	AnaptysBio Inc., (2)	48,585
383	AngioDynamics, Inc., (2)	6,668
954	Atara Biotherapeutics Inc., (2)	36,061
850	AthenaHealth Inc., (2)	106,513
787	AtriCure, Inc., (2)	12,836
600	AveXis, Incorporated, (2)	74,238
1,468	Bellicum Pharmaceuticals, Inc., (2)	8,925
5,110	BioCryst Pharmaceuticals, Inc., (2)	22,995
1,740	BioTelemetry Inc., (2)	59,421
2,108	Bioverativ, Inc., (2)	217,250
786	Bluebird Bio Inc., (2)	161,051
6,808	Brookdale Senior Living Inc., (2)	64,676
2,303	Bruker Biosciences Corporation	82,010
1,367	Capital Senior Living Corporation, (2)	15,420
754	Cardiovascular Systems, Inc., (2)	18,631
3,176	Catalent, Inc., (2)	147,811
6,030	Celldex Therapeutics, Inc., (2)	16,643
4,228	Cerus Corporation, (2)	18,730
235	Chemed Corporation	61,234
763	Civitas Solutions Inc., (2)	13,391
1,966	Coherus Biosciences Inc., (2)	19,857
1,003	Collegium Pharmaceutical Inc., (2)	23,911
227	Computer Programs and Systems, Inc.	6,799
44      NUVEEN

Shares	Description (1)	Value
	Health Care (continued)
280	Corvel Corporation, (2)	$14,462
882	Cross Country Healthcare, Inc., (2)	12,357
483	CryoLife Inc.	9,105
3,386	DepoMed, Inc., (2)	24,887
2,009	Diplomat Pharmacy, Inc., (2)	54,223
451	Eagle Pharmaceuticals Inc., (2)	26,956
1,868	Encompass Health Corporation	98,855
3,088	Endologix, Inc., (2)	12,784
940	Ensign Group Inc.	21,648
559	Esperion Therapeutics Inc., (2)	40,533
2,096	FibroGen, Inc., (2)	122,721
1,101	Flexion Therapeutics Inc., (2)	24,872
2,143	Genmark Diagnostics Inc., (2)	11,658
876	Glaukos Corporation, (2)	26,289
1,174	Global Blood Therapeutics Inc., (2)	67,975
2,042	Globus Medical Inc., Class A, (2)	94,014
693	Haemonetics Corporation, (2)	44,802
3,427	Halozyme Therapeutics, Inc., (2)	64,016
312	Heska Corporation, (2)	24,320
1,437	HMS Holdings Corporation, (2)	24,616
1,998	Insmed Incorporated, (2)	50,829
1,143	Intellia Therapeutics, Inc., (2)	29,375
1,119	Intersect ENT, Inc., (2)	41,795
1,279	Intra-Cellular Therapies Inc., (2)	21,769
1,087	K2M Group Holdings Inc., (2)	22,903
1,115	Karyopharm Therapeutics Inc., (2)	13,179
3,029	Kindred Healthcare Inc.	27,867
309	LeMaitre Vascular, Inc.	10,753
546	LHC Group, Inc., (2)	34,289
1,439	Lifepoint Health Inc., (2)	71,159
586	Ligand Pharmaceuticals, Inc., (2)	92,365
701	Livanova PLC, (2)	59,971
600	Loxo Oncology Inc., (2)	60,882
331	Luminex Corporation	6,683
485	Magellan Health Services, Inc., (2)	48,306
1,818	Medax Inc., (2)	96,009
2,046	Medicines Company, (2)	67,784
1,195	Medidata Solutions, Inc., (2)	81,391
547	Meridian Bioscience, Inc.	8,561
1,313	Merit Medical Systems, Inc., (2)	60,989
5,138	MiMedx Group Inc., (2)	86,061
1,902	Minerva Neurosciences, Inc., (2)	12,173
NUVEEN      45

Nushares ESG Small-Cap ETF (NUSC) (continued)
Portfolio of Investments	January 31, 2018 (Unaudited)
Shares	Description (1)	Value
	Health Care (continued)
816	MyoKardia Inc., (2)	$42,106
755	Myovant Sciences Limited, (2)	10,555
1,192	Natera, Inc., (2)	12,409
481	National Research Corporation	18,110
2,859	Nektar Therapeutics, (2)	239,041
2,934	NeoGenomics Inc., (2)	22,650
13,693	Opko Health Inc., (2)	61,071
2,434	OraSure Technologies, Inc., (2)	52,964
121	Orthofix International NV, (2)	6,950
1,493	Owens and Minor Inc.	31,443
991	Paratek Pharmaceuticals, Inc., (2)	15,113
1,319	Patterson Companies, Inc.	47,339
574	Penumbra Inc., (2)	57,170
1,258	Perkinelmer Inc.	100,841
1,792	Premier Inc., Class A, (2)	58,150
4,074	Progenics Pharmaceuticals, Inc., (2)	23,833
808	Prothena Corporation PLC, (2)	33,774
117	Providence Service Corporation, (2)	7,527
671	Quidel Corporation, (2)	30,718
603	Reata Pharmaceuticals, Inc., (2)	17,185
1,169	Repligen Corporation, (2)	41,347
1,029	Revance Therapeutics Inc., (2)	33,237
720	Sage Therapeutics, Inc., (2)	136,656
1,277	Sarepta Therapeutics Inc., (2)	83,695
3,748	Select Medical Corporation	66,340
813	Spark Therapeutics, Inc., (2)	45,569
448	STAAR Surgical Company, (2)	7,034
612	Steris PLC	55,643
1,415	Sucampo Pharmaceuticals, Inc., (2)	25,399
2,104	Supernus Pharmaceuticals Incorporated, (2)	82,161
1,112	Surgery Partners Inc., (2)	17,292
1,592	Teladoc, Inc., (2)	59,541
2,249	Teligent, Inc., (2)	6,859
1,780	Theravance Biopharma Inc., (2)	47,063
931	Tivity Health Inc., (2)	36,076
1,312	Ultragenyx Pharmaceutical Inc., (2)	69,995
181	US Physical Therapy, Inc.	13,747
784	Varex Imaging Corporation, (2)	33,296
1,127	Vocera Communications Incorporated, (2)	33,021
1,003	West Pharmaceutical Services Inc.	100,501
7,570	ZIOPHARM Oncology, Inc., (2)	29,826
	Total Health Care	6,044,765
46      NUVEEN

Shares	Description (1)	Value
	Industrials – 15.9%
1,476	Aaon, Inc.	$53,726
370	ABM Industries Inc.	14,071
2,070	Acco Brands Corporation, (2)	24,530
1,878	Actuant Corporation	46,481
2,230	Advanced Drainage Systems, Inc.	55,081
1,015	Aegion Corporation, (2)	25,456
1,076	Aerovironment, Inc., (2)	55,263
311	Alamo Group Inc.	35,774
4,097	Allison Transmission Holdings Inc.	181,251
1,240	ArcBest Corporation	44,082
686	Argan, Inc.	29,910
1,607	Armstrong World Industries Inc., (2)	100,759
987	Astronics Corporation, (2)	44,020
2,820	Avis Budget Group Inc., (2)	126,787
1,761	Axon Enterprise, Inc., (2)	46,596
2,117	Barnes Group Inc.	139,277
1,744	Beacon Roofing Supply Company, (2)	105,512
331	Brady Corporation	12,661
1,752	Briggs & Stratton Corporation	42,363
5,045	Builders FirstSource, Inc., (2)	108,064
1,198	Carlisle Companies Inc.	136,824
1,149	Chart Industries, Inc., (2)	56,956
3,513	Chicago Bridge & Iron Company N.V.	73,316
1,074	Clean Harbors, Inc., (2)	59,435
786	Comfort Systems USA Inc.	33,484
3,001	Copart Inc., (2)	132,254
818	Cubic Corporation	47,485
1,191	Curtiss Wright Corporation	155,616
2,803	Donaldson Company, Inc.	142,000
1,028	Douglas Dynamics Inc.	42,354
1,383	Echo Global Logistics, Inc., (2)	40,384
1,229	Emcor Group Inc.	99,893
892	EnerSys	62,717
832	ESCO Technologies Inc.	50,877
989	Essendant Inc.	8,950
1,032	Esterline Technologies Corporation, (2)	75,904
92	Exponent, Inc.	6,822
1,495	Franklin Electric Company, Inc.	67,724
1,823	GATX Corporation	129,688
1,952	Generac Holdings Inc., (2)	95,511
1,802	Genesee & Wyoming Inc., (2)	143,890
1,105	Granite Construction Inc.	73,692
NUVEEN      47

Nushares ESG Small-Cap ETF (NUSC) (continued)
Portfolio of Investments	January 31, 2018 (Unaudited)
Shares	Description (1)	Value
	Industrials (continued)
2,841	Great Lakes Dredge & Dock Corporation	$13,353
1,107	Healthcare Services Group, Inc.	61,084
242	Heidrick & Struggles International, Inc.	6,389
2,570	Hertz Global Holdings, Inc., (2)	58,930
1,940	Hexcel Corporation	132,599
1,749	Hillenbrand Inc.	77,481
993	HNI Corporation	38,618
1,382	Hub Group, Inc., (2)	66,405
940	Hubbell Inc.	127,793
329	Huron Consulting Group, Inc., (2)	13,209
244	Hyster-Yale Materials Handling Inc.	20,664
234	ICF International, Inc., (2)	12,425
714	Insperity Inc.	43,733
1,165	Interface, Inc.	29,067
1,588	ITT, Inc.	88,928
1,983	KAR Auction Services Inc.	108,153
287	Kelly Services, Inc.	8,125
3,035	Kennametal Inc.	148,047
2,250	Keyw Holding Corporation, (2)	15,075
460	KForce Inc.	11,937
365	Kimball International Inc., Class B	6,778
1,028	Knoll Inc.	23,582
99	Lindsay Manufacturing Company	8,832
762	Matthews International Corporation	42,672
243	McGrath Rentcorp	11,615
1,720	Mercury Computer Systems Inc., (2)	82,594
4,649	Meritor Inc., (2)	126,825
1,030	Miller (Herman) Inc.	41,715
1,075	Mobile Mini, Inc.	40,689
482	MSA Safety Inc.	37,745
325	MYR Group Inc., (2)	11,011
666	Navigant Consulting Inc., (2)	13,666
2,247	Navistar International Corporation, (2)	102,980
1,340	Nexeo Solutions, Incorporated, (2)	12,636
1,254	On Assignment, Inc., (2)	96,019
1,832	Oshkosh Truck Corporation	166,199
3,887	Pitney Bowes Inc.	54,846
13,024	Plug Power Inc., (2)	25,136
829	Proto Labs Incorporated, (2)	90,651
1,209	Quad Graphics Inc.	26,743
4,493	Quanta Services Incorporated, (2)	172,936
3,289	R.R. Donnelley & Sons Company	26,871
48      NUVEEN

Shares	Description (1)	Value
	Industrials (continued)
1,058	Raven Industries, Inc.	$40,786
1,368	Regal-Beloit Corporation	106,567
2,496	Ryder System, Inc.	217,227
398	SP Plus Corporation, (2)	15,343
2,119	Steelcase Inc.	32,950
4,025	Sunrun Inc., (2)	25,478
1,291	Team, Inc., (2)	21,947
902	Teledyne Technologies Inc., (2)	172,210
331	Tennant Company	22,309
1,371	Tetra Tech, Inc.	68,139
2,677	Toro Company	175,745
1,490	TriMas Corporation, (2)	39,634
1,648	TriNet Group Inc., (2)	72,298
940	TrueBlue Inc., (2)	25,709
588	Valmont Industries, Inc.	96,197
642	Veritiv Corporation, (2)	18,425
208	Viad Corporation	11,814
2,784	Wabash National Corporation	71,911
894	WageWorks, Incorporated, (2)	54,132
341	Watts Water Technologies, Inc.	27,195
3,990	Welbilt Incorporation, (2)	88,977
2,672	Wesco Aircraft Holdings Inc., (2)	19,105
1,463	WESCO International Inc., (2)	99,703
1,678	Woodward Governor Company	130,079
	Total Industrials	6,986,076
	Information Technology – 15.2%
1,706	2U Inc., (2)	126,705
2,673	ACI Worldwide, Inc., (2)	62,655
2,203	Arris International PLC, (2)	55,736
408	AVX Group	7,319
211	Badger Meter Inc.	10,170
577	Belden Inc.	48,912
302	Benchmark Electronics Inc., (2)	8,743
898	BenefitFocus Inc., (2)	22,630
2,994	Black Knight, Inc., (2)	148,203
1,490	Blackbaud, Inc.	142,772
755	BlackLine, Inc., (2)	25,089
4,262	Booz Allen Hamilton Holding	166,985
3,780	Brooks Automation Inc.	105,462
1,238	Cabot Microelectronics Corporation	126,140
388	CalAmp Corporation, (2)	9,498
2,546	Callidus Software, Inc., (2)	91,529
NUVEEN      49

Nushares ESG Small-Cap ETF (NUSC) (continued)
Portfolio of Investments	January 31, 2018 (Unaudited)
Shares	Description (1)	Value
	Information Technology (continued)
239	Cass Information Systems, Inc.	$13,850
868	ChannelAdvisor Corporation, (2)	7,899
2,461	Ciena Corporation, (2)	52,370
639	Cimpress NV, (2)	81,415
2,103	Cirrus Logic Inc., (2)	104,246
462	Coherent Inc., (2)	119,898
5,207	Conduent, Inc., (2)	85,395
1,072	Cray, Inc., (2)	25,996
2,785	Cree, Inc., (2)	96,110
676	CSG Systems International Inc.	30,535
240	CTS Corporation	6,600
2,239	Diebold Inc.	41,310
444	Dolby Laboratories, Inc.	28,567
131	Echostar Holding Corporation, Class A, (2)	7,999
6,034	Entegris Inc.	196,407
258	ePlus, Inc., (2)	19,918
2,083	Etsy, Inc., (2)	39,077
684	Exlservice Holdings, Inc., (2)	41,553
924	Fabrinet, (2)	22,924
549	Fair Isaac Corporation	94,790
142	FARO Technologies, Inc., (2)	7,654
2,666	Finisar Corporation, (2)	47,881
1,718	First Solar Inc., (2)	115,398
2,046	Five9, Inc., (2)	53,216
2,920	GoDaddy, Inc., Class A Shares, (2)	161,272
2,754	Gogo Inc., (2)	26,549
3,316	Infinera Corporation, (2)	21,454
489	Insight Enterprises Inc., (2)	18,152
692	Interdigital Inc.	54,011
2,433	Kemet Corporation, (2)	49,536
1,594	Keysight Technologies, Inc., (2)	74,472
456	Littelfuse Inc.	99,107
1,131	Liveperson, Inc., (2)	13,515
1,174	LogMeIn Inc.	147,689
1,351	Lumentum Holdings Inc., (2)	62,551
1,684	Manhattan Associates Inc., (2)	88,949
1,525	Mellanox Technologies, Limited, (2)	99,049
463	Methode Electronics, Inc.	18,914
1,213	MINDBODY, Inc., Class A Shares, (2)	42,637
1,626	Moneygram International Inc., (2)	19,642
120	MTS Systems Corporation	6,222
1,419	Nanometrics Inc., (2)	35,149
50      NUVEEN

Shares	Description (1)	Value
	Information Technology (continued)
832	National Instruments Corporation	$41,550
343	Netgear, Inc., (2)	23,907
1,290	NetScout Systems, Inc., (2)	36,765
1,340	New Relic, Inc., (2)	80,038
828	Novanta, Inc., (2)	47,941
1,768	Nutanix, Inc., (2)	56,753
268	NVE Corporation	22,464
4,350	Oclaro Inc., (2)	25,839
11,182	ON Semiconductor Corporation, (2)	276,643
103	OSI Systems Inc., (2)	6,806
2,931	Parametric Technology Corporation, (2)	213,025
1,389	Paycom Software Inc., (2)	127,288
1,237	Paylocity Holding Corporation, (2)	64,683
355	Perficient, Inc., (2)	6,876
141	Plantronics Inc.	8,318
212	Plexus Corporation, (2)	12,667
1,294	Power Integrations Inc.	96,662
1,199	Qualys Incorporated, (2)	74,937
2,481	Quotient Technology Inc., (2)	29,276
4,385	Rambus Inc., (2)	55,383
775	Rapid7 Inc., (2)	18,584
973	Ribbon Communications Inc., (2)	6,792
2,233	RingCentral Inc., Class A, (2)	121,252
412	Rogers Corporation, (2)	67,889
1,446	Sanmina-SCI Corporation, (2)	37,813
1,312	Science Applications International Corporation	100,565
3,252	ServiceSource International Inc., (2)	11,057
1,730	Silicon Laboratories Inc., (2)	166,426
1,084	SolarEdge Technologies, Inc., (2)	38,916
334	SPS Commerce Inc., (2)	17,568
603	Sykes Enterprises Inc., (2)	18,705
421	SYNNEX Corporation	51,669
1,453	Tableau Software Inc., Class A, (2)	111,605
609	Tech Data Corporation, (2)	61,064
2,233	Teradata Corporation, (2)	90,436
4,297	TiVo, Inc.	59,943
6,168	Travelport Worldwide Limited	83,946
873	TTEC Holdings, Inc.	34,658
2,276	TTM Technologies, Inc., (2)	37,531
1,628	Twilio, Inc, Class A Shares, (2)	42,719
702	Universal Display Corporation	111,899
836	Vasco Data Security International, Inc., (2)	12,038
NUVEEN      51

Nushares ESG Small-Cap ETF (NUSC) (continued)
Portfolio of Investments	January 31, 2018 (Unaudited)
Shares	Description (1)	Value
	Information Technology (continued)
1,322	VeriFone Holdings Inc., (2)	$23,373
1,160	Virtusa Corporation, (2)	51,759
2,335	Vishay Intertechnology Inc.	51,253
1,068	WEX, Inc., (2)	165,337
1,003	Zebra Technologies Corporation, Class A, (2)	123,529
2,998	Zendesk Inc., (2)	115,483
	Total Information Technology	6,680,056
	Materials – 5.6%
594	AptarGroup Inc.	51,927
1,595	Bemis Company, Inc.	74,550
2,645	Berry Plastics Corporation, (2)	156,558
1,394	Boise Cascade Company	61,963
377	Clearwater Paper Corporation, (2)	17,738
1,736	Compass Minerals International, Inc.	126,554
1,029	Domtar Corporation	52,849
4,129	Ferro Corporation	97,114
960	Glatfelter	22,426
151	Greif , Inc, Class B Shares	9,611
1,003	Greif Inc.	59,297
2,483	H.B. Fuller Company	128,744
502	Hawkins Inc.	17,721
593	Innospec, Inc.	42,577
2,945	KapStone Paper and Packaging Corp	102,015
2,950	Louisiana-Pacific Corporation, (2)	87,349
1,158	Materion Corporation	57,553
2,111	Mercer International Inc.	31,032
1,986	Minerals Technologies Inc.	149,248
860	Myers Industries, Inc.	18,060
92	Neenah, Inc.	8,326
2,803	PolyOne Corporation	121,818
2,645	Reliance Steel & Aluminum Company	231,676
1,627	Royal Gold, Inc.	144,803
1,052	Ryerson Holding Corporation, (2)	10,520
1,438	Schnitzer Steel Industries, Inc.	49,180
1,751	Scotts Miracle Gro Company	158,063
1,541	Sensient Technologies Corporation	110,721
793	Sonoco Products Company	43,068
963	Stepan Company	75,518
1,799	Trinseo SA	148,328
	Total Materials	2,466,907
52      NUVEEN

Shares	Description (1)	Value
	Real Estate – 9.1%
539	Alexander & Baldwin Inc.	$14,294
727	Altisource Portfolio Solutions SA, (2)	20,356
3,460	American Campus Communities Inc.	133,072
3,005	Apartment Investment & Management Company, Class A	125,729
1,541	Apple Hospitality REIT, Inc.	30,034
4,049	Brandywine Realty Trust	72,639
500	CatchMark Timber Trust Inc., Class A	6,585
10,226	CBL & Associates Properties Inc.	56,857
1,270	Chesapeake Lodging Trust	34,760
1,316	Coresite Realty Corporation	142,549
3,007	Corporate Office Properties	82,091
4,100	Cousins Properties, Inc.	36,900
2,912	CyrusOne Inc.	167,993
1,638	DCT Industrial Trust Inc.	96,953
5,574	DiamondRock Hospitality Company	65,550
3,273	Douglas Emmett Inc.	126,567
362	Easterly Government Properties, Inc.	7,540
2,299	Education Realty Trust Inc.	75,936
2,646	Empire State Realty Trust Inc.	51,729
2,875	First Industrial Realty Trust, Inc.	88,723
4,000	Forest City Realty Trust Inc.	93,880
1,711	Four Corners Property Trust, Inc.	40,380
3,929	Franklin Street Properties Corporation	39,840
3,712	Gaming and Leisure Properties Inc.	135,265
808	Getty Realty Corporation	21,202
1,670	Government Properties Income Trust	28,657
3,943	Gramercy Property Trust	99,521
982	HFF Inc., Class A Shares, (2)	48,324
3,261	Hospitality Properties Trust	92,645
969	Howard Hughes Corporation, (2)	122,055
2,011	Hudson Pacific Properties Inc.	64,292
1,959	iStar Inc., (2)	20,667
1,902	JBG Smith Properties	64,193
6,625	Kennedy-Wilson Holdings Inc.	117,594
1,685	Kilroy Realty Corporation	120,174
322	Marcus & Millichap Inc., (2)	10,513
4,015	MGM Growth Properties LLC	112,661
993	Northstar Realty Europe Corporation	11,847
4,086	Paramount Group Inc.	61,413
2,316	Park Hotels & Resorts, Inc.	66,956
2,360	Piedmont Office Realty Trust	46,067
1,762	Potlatch Corporation	93,210
NUVEEN      53

Nushares ESG Small-Cap ETF (NUSC) (continued)
Portfolio of Investments	January 31, 2018 (Unaudited)
Shares	Description (1)	Value
	Real Estate (continued)
1,781	QTS Realty Trust Inc., Class A Shares	$88,694
463	Rayonier Inc.	15,029
4,648	Realogy Holdings Corporation	127,866
2,717	Rexford Industrial Realty Inc.	80,668
6,108	RLJ Lodging Trust	141,217
5,044	Sabra Health Care Real Estate Investment Trust Inc.	91,296
577	Saul Centers Inc.	31,579
1,980	Select Income REIT	44,273
5,764	Senior Housing Properties Trust	99,890
721	St Joe Company, (2)	13,555
5,526	Sunstone Hotel Investors Inc.	93,113
420	Tejon Ranch Company, (2)	9,160
318	The RMR Group Inc.	20,591
1,355	Tier REIT, Inc.	26,301
6,328	Uniti Group, Inc.	100,172
1,055	Washington Real Estate Investment Trust	30,236
442	WP Carey Inc.	28,646
	Total Real Estate	3,990,499
	Telecommunication Services – 0.9%
1,523	Boingo Wireless Inc., (2)	36,933
2,131	Cincinnati Bell Inc., (2)	36,760
2,162	Cogent Communications Group, Inc.	97,506
3,904	Consolidated Communications Holdings, Inc.	48,605
24,985	Globalstar, Inc., (2)	26,234
613	IDT Corporation	6,663
4,209	Iridium Communications Inc., (2)	53,454
1,824	Orbcomm, Inc., (2)	20,958
4,849	Vonage Holdings Corporation, (2)	54,261
	Total Telecommunication Services	381,374
	Utilities – 3.6%
1,627	8point3 Energy Partners LP	23,836
7,264	Aqua America Inc.	263,029
851	Chesapeake Utilities Corporation	62,549
4,449	New Jersey Resources Corporation	172,621
2,852	NextEra Energy Partners LP	128,083
2,464	One Gas Inc.	174,525
2,252	Ormat Technologies Inc.	157,820
4,802	Pattern Energy Group Inc.	99,017
1,694	Southwest Gas Holdings, Inc.	124,645
659	Spark Energy, Inc.	6,524
2,677	Spire, Inc.	178,021
54      NUVEEN

Shares	Description (1)	Value
	Utilities (continued)
2,214	TerraForm Power, Inc., (2)	$24,133
2,042	WGL Holdings Inc.	171,977
	Total Utilities	1,586,780
	Total Long-Term Investments (cost $40,048,811)	43,800,534
	Other Assets Less Liabilities – 0.2%	108,947
	Net Assets – 100%	$ 43,909,481
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –   Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –   Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3  –   Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$43,799,863	$ —	$671	$43,800,534
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
The table below presents the cost and unrealized appreciation (depreciation) of the Fund's investment portfolio, as determined on a federal income tax basis, as of January 31, 2018.
Tax cost of investments	$40,058,304
Gross unrealized:
Appreciation	$ 4,933,410
Depreciation	(1,191,180)
Net unrealized appreciation (depreciation) of investments	$ 3,742,230
NUVEEN      55

Nushares ESG Small-Cap ETF (NUSC) (continued)
Portfolio of Investments	January 31, 2018 (Unaudited)
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)	Investment valued at fair value using methods determined in good faith by, or at the discretion of the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
REIT	Real Estate Investment Trust
56      NUVEEN

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) NuShares ETF Trust

By (Signature and Title)	/s/ Christopher M. Rohrbacher
Christopher M. Rohrbacher
Vice President and Secretary

Date: March 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Martin Kremenstein
Martin Kremenstein
Chief Administrative Officer (principal executive officer)

Date: March 29, 2018

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: March 29, 2018